UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04417

Shelton Funds
(Exact name of registrant as specified in charter)

1875 Lawrence Street, Suite 300, Denver, CO 80202
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS

ANNUAL REPORT

August 31, 2022

Green California Tax-Free Income Fund
U.S. Government Securities Fund
The United States Treasury Trust
S&P 500 Index Fund
S&P MidCap Index Fund
S&P SmallCap Index Fund
Shelton Equity Income Fund
Nasdaq-100 Index Fund
Shelton Green Alpha Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	August 31, 2022

Historical Performance and Manager’s Discussion (Unaudited)	August 31, 2022

Bond Funds (Written by Portfolio Manager Bill Mock)

The past fiscal year we’ve experienced the highest inflation since the early 1980s, which has resulted in aggressive monetary tightening by the Federal Reserve and an upward shift in rates across the entire yield curve. The domestic economy re-opened and put the direct effects of Covid pandemic lockdowns in the rearview mirror, but lingering effects to both the domestic and global supply chains remain, especially in China where major cities are still being locked down due to China’s zero-Covid policy. The constraints on supply, combined with unprecedented 43% growth of the M2 money supply (a measure of money supply that includes currency, checking and savings accounts, and other liquid accounts that are easily convertible to cash) between February 2020 and March 2022 as a result of Covid stimulus has resulted in rapid price inflation, with CPI YoY rising as much as 9.1% in June 2022 and PPI YoY rising 11.7% in March 2022. The Federal Reserve and Treasury officials both described the inflation as “transitory” at the beginning of the fiscal year, and the Federal Reserve was hesitant to raise rates in an economy still recovering from the pandemic. Over the course of the fiscal year the Federal Reserve began to acknowledge that the inflation wasn’t transitory and tightened the Federal Funds Target Rate by 25 bps in March 2022 and 50 bps in May 2022. In June 2022 they tightened by 75 bps, the largest increase since November 1994, and then tightened by another 75 bps in July 2022. Recent commentary by Federal Reserve Board members, including Chairman Powell, have focused on the Federal Reserve’s commitment to continuing to raise and/or maintain rates until inflation has moderated, even if that means pushing the economy into recession. The US GDP did contract in both the 1st and 2nd quarter of 2022, at annualized rates of -1.6% and -0.6% respectively, leading to a highly politicized debate about the definition of and whether or not we are already in an economic recession.

The inflation and fears of rising rates slowing the economy negatively impacted both equity and fixed income returns. The S&P 500 and Nasdaq-100 indices returned -11.25% and -20.63% respectively over the course of the fiscal year. US Treasury and municipal bonds, traditional safe-haven investments struggled with rising rates over the period, with most fixed income benchmarks showing negative returns for the period.

3 month T-bill rates traded in a narrow range over the first four months of the fiscal year, ranging from 0.02% to 0.07% from September through December 2021. As the market began to anticipate the Federal Reserve tightening rates, the 3 month T-bill steadily rose for the remainder of the year, with the high yield being on the last fiscal day of the year at 2.93%.

Intermediate and long dated US Treasuries yields began rising in the first month of the fiscal year and trended to higher yields until peaking in June 2022, falling through the end of July and then rising again in August but closing the year below the June high yields. The 5 year note yield rose from 0.78% at the end of the prior fiscal year to a high of 3.59% in June 2022, ending the year at 3.36%. The 10 year bond yield rose from 1.31% at the end of the prior fiscal year to a high of 3.48% in June 2022, ending the year at 3.20%. The 30 year bond ended the prior fiscal year at 1.93%, rose to a high of 3.43% in June 2022, and ended the period at 3.29%.

U.S. Government Securities Fund

As referenced earlier, the rapidly rising rates negatively impacted returns on even traditional “safe-haven” investments. The U.S. Government Securities Fund ended the fiscal year on August 31, 2022 with a total return to the Direct Shares for the period of -7.72%. The benchmark Bloomberg US Treasury Total Return Index and Bloomberg GNMA Total Return Index returned -10.80% and -8.48% respectively for the period. Returns were hurt by the rising rates, with the relative outperformance of the fund compared to the benchmarks being due to the shorter duration of the fund. The value of shorter duration securities is less sensitive to changes in interest rates, and since bond values fall as rates rise, it is beneficial to hold short duration securities in a rising rate environment. The duration of the fund started the fiscal year at 3.84 years and ended the period at 3.56 years. The Treasury Index began the period at 7.03 years and ended the period at 6.24 years. The GNMA Index began the period at 3.42 years and ended the period at 5.48 years as higher rates slow prepayments by mortgage holders and extend the average maturity of mortgage backed securities. All securities in the Fund are backed by the full faith and credit of the United States.

Green California Tax-Free Income Fund

California municipal market bond yields do not necessarily move in lock step with US Treasury yields, but are subject to the level and shape of the benchmark U.S. Treasury curve, as well as the specific economic circumstances of both the State of California and each specific issuer. The relative value of municipal bonds to US Treasuries, as measured by the Bloomberg AAA Muni Yield % of Treasury ratio, which started the fiscal year at expensive historical levels, didn’t change significantly for long dated bonds over the first four months of the fiscal year. The two and five year municipals became more expensive relative to US Treasuries, with the ratio going as low as 33% and 45% respectively near calendar year end 2021. Municipal bonds at all maturities suffered in relative value to US Treasuries over the first five months of 2022 with the ratios ranging from 90% for 2 year to 111% for 30 year bonds. For the final 3 months of the fiscal year, municipal bonds became relatively more expensive with shorter dated maturities moving more than longer dated maturities . The fiscal year end ratios for 2, 5, 10, and 30 year maturities were 66%, 69%, 82% and 102% respectively. In yield terms, the Bloomberg 5 year AAA muni yields began the fiscal period at 0.42%, rose to a high of 2.69% in May 2022 and trended lower for the remainder of the period ending at 2.33%. The Bloomberg 10 year AAA muni yields followed a very similar pattern, starting the period at 0.94%, rising to 2.97% in May and ending the period at 2.61%. The State of California’s General Obligation credit ratings were unchanged during the year as Standard & Poor’s maintained their rating on CA GO bonds at AA-, Moody’s maintained their rating at Aa2, and Fitch maintained their AA rating.

The Green California Tax-Free Income Fund’s total return for the fiscal year ended August 31, 2022 was -6.68%, beating the benchmark Bloomberg Municipal Bond Index return of -8.63% for the period. The fund outperformance relative to the benchmark is attributable to the shorter duration of the fund. As stated earlier, the value of shorter duration securities is less sensitive to changes in interest rates, and since bond values fall as rates rise, it is beneficial to hold short duration securities in a rising rate environment. This is particularly important in municipal bonds where a substantial portion of the market is callable bonds that are less likely to be called as rates rise, extending their duration. The Municipal Bond Index began the period with a duration of 5.02 years and ended the period at 6.73 years, while the fund duration began the period at 3.94 years and ended at 4.79 years. The portfolio average credit rating was maintained at AA.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2022

Green California Tax Free Income Fund - Direct Shares Average Annual Total Returns* for the periods ended 8/31/22
Direct	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
California Tax-Free Income Fund	-6.68	0.30	1.37	5.03
Bloomberg Municipal Bond Index	-8.63	1.28	2.25	5.66

U.S. Government Securities Fund - Direct Shares Average Annual Total Returns* for the periods ended 8/31/22
Direct	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton US Government Securities	-7.72	-0.04	0.20	4.77
Bloomberg GNMA TR Index Value Unhedged	-8.48	0.12	0.90	5.82
Bloomberg US Treasury Index	-10.80	0.30	0.83	5.50

U.S. Government Securities Fund - K Shares Average Annual Total Returns* for the periods ended 8/31/22
K Shares	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton US Government Securities	-8.14	-0.54	-0.30	1.51
Bloomberg GNMA TR Index Value Unhedged	-8.48	0.12	0.90	3.36
Bloomberg US Treasury Index	-10.80	0.30	0.83	5.50

S&P 500 Index Fund - Direct Shares Average Annual Total Returns* for the periods ended 8/31/22
Direct	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton S&P 500 Index	-11.54	11.42	12.72	9.87
S&P 500 Composite Stock Index	-11.23	11.83	13.08	10.09

S&P 500 Index Fund - K Shares Average Annual Total Returns* for the periods ended 8/31/22
K Shares	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton S&P 500 Index	-11.99	10.86	12.15	8.92
S&P 500 Composite Stock Index	-11.23	11.83	13.08	9.72

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2022

*Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Stock Funds

By definition, the goal for managing index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index funds’ performance by using a correlation coefficient. This is a statistical measure that compares the daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are perfectly negatively correlated. According to Bloomberg, LLC, The S&P 500 Index Fund, Nasdaq-100 Index Fund, S&P SmallCap Index Fund and S&P MidCap Index Fund each had a correlation of 1.000 as of the fiscal year ended August 31, 2022.

During the fiscal year, the Direct shares of the S&P MidCap Index Fund underperformed the S&P MidCap Index by 0.37%, the Direct shares of the S&P SmallCap Index Fund underperformed the S&P SmallCap Index by 0.04%, and the Direct shares of the S&P 500 Index Fund underperformed the S&P 500 Index by 0.29%. It’s important to note, however, that during the year the relative performance of the indices varied substantially. The S&P 500 Index outperformed the S&P MidCap Index and S&P SmallCap Index through the end of June with the S&P MidCap subsequently outperforming the other two indices by fiscal year end.

The Nasdaq-100 Index Fund (Direct Shares) finished down -20.95%, versus a benchmark performance of -20.63%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. For example, the Nasdaq-100 Index excludes companies in the financial sector and historically has had a larger allocation to the technology sector, which in the past has resulted in higher volatility relative to the S&P 500 index, another popular and widely tracked index. Additionally, the Nasdaq-100 Index has approximately one-fifth the index constituents compared to the S&P 500 Index, which results in the top holdings being more heavily weighted in the Nasdaq-100 Index compared to the S&P 500 Index. In fact, as of August 31, 2022, Apple alone made up 13.56% of the Nasdaq-100 Index and the top ten holdings accounted for over 50% of the index.

The Shelton Equity Income Fund focuses on income as well as the potential for capital appreciation. The Direct Shares (EQTIX) returned -8.72% for the year, which underperformed its primary benchmark, the CBOE S&P 500 BuyWrite Monthly Index by 2.12%. We employed a covered call strategy with the goal of generating dividend yield for shareholders to supplement the current income objective of the Fund. In fact, as of fiscal year end, investors in EQTIX received a trailing 12-month dividend yield of 10.24%.

Unemployment continued to fall during the fiscal year from 5.2% to a level more consistent with pre-pandemic levels of 3.5% in July, before ending the fiscal year slightly higher at 3.7%. Coinciding with the Federal Reserve increasing the Target Interest Rate by 2.25% over the last half of the fiscal year to combat rates of inflation not seen in decades, and an inversion of the 10-year and 2-year treasury yields (a generally accepted leading indicator of recessions), US economic growth as measured by GDP slowed in the 1st and 2nd quarters of 2022, as previously mentioned. These factors may indicate headwinds as higher interest rates have historically led to risk in the equity markets due to factors such as higher cost of borrowing for capital investments or a decreased consumer demand for certain goods and services in times of recession.

United States equity markets generally declined during the year, eroding much of the gains investors saw who had invested near the nadir of the covid crash in Q1 2020. However, it should be noted that for long term investors, the S&P 1500, a US broad market index, is still up more than 20% from the pre-covid highs as of the end of the fiscal year. Though the US equity markets are not immune to near term geo-political and economic risks, this adds to the evidence that buy-and-hold investors are generally rewarded in the long term. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

Green Alpha Fund (Written by Portfolio Managers Jeremy Deems and Garvin Jabusch)

The Shelton Green Alpha Fund (the “Fund”) invests primarily in common stocks of companies that Green Alpha Advisors, LLC, the investment sub-adviser to the Fund, believes are leaders in managing environmental risks and opportunities, have above average growth potential and are reasonably valued. For the year ending August 31, 2022, the Fund’s return was -25.52%, underperforming the -16.24% return of the MSCI ACWI IMI (Investable Market Index), the Fund’s primary benchmark, and underperforming the -11.25% return of the S&P 500 Index, the Fund’s secondary benchmark.

The 9.28% underperformance vs the Fund’s benchmark for the fiscal year was the result of the Fund’s exposure to the biotechnology and related healthcare services industry groups, and to the technology sector. Biotechnology and healthcare were the primary source of underperformance, as interest rate increases, geopolitical instability and fears of inflation resulted in market participants engaging in a rotation away from the perceived relatively high riskiness of growth and innovation, and toward traditional value and perceived safety over the fiscal year. The Fund’s investments in the technology sector were primarily in the semiconductors and technology hardware industry groups, which had mixed results over the trailing year, but in aggregate underperformed the benchmark. Losses within these sectors and industries were partially offset by gains in renewable energies, zero emissions transportation, and consumer staples. In renewable energies, the solar value chain, from upstream materials providers to smart inverter manufacturers to solar module makers and installers, all contributed; within this industry, these solar gains were partially offset by overall declines from wind-energy related businesses.

In transportation, pure-play electric vehicle manufacturers contributed to returns. Within the consumer staples sector, natural and organic foods retailers were the primary contributors. In line with the Fund’s environmental and solutions focus, we believe the Fund’s investments throughout the fiscal year reflected the Sub-Advisor’s view of a diversified portfolio of companies who are leaders in a number of industries including wind energy, solar PV, energy storage, advanced biotech and health technology, artificial intelligence and machine learning, waste-to-value building materials, efficient indusial machinery and automation, electric transportation, mobile communications, Internet of Things, data infrastructure, energy efficiency and lighting, and natural foods, among others.

In sum, multiple factors, including persistently high inflation, made worse by energy supply shocks from Russia’s invasion of Ukraine, the prospect of sharply higher interest rates, geopolitical unrest, and rising recession fears, all weighed on stocks in general, and on the fund during FY 2022. High inflation spurred the Federal Reserve to hike interest rates more aggressively than anticipated, tighter financial conditions weighed on both consumer and business confidence, and economic slowdown fears sent many broad indices into bear territory for part of the fiscal year. Growth stocks, such as the Fund’s biotech exposure, were particularly affected. The investment sub-adviser believes markets will remain volatile until investors get relief from these headwinds.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2022

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2022

S&P MidCap Index Fund - Direct Shares Average Annual Total Returns* for the periods ended 8/31/22
Direct	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton S&P Midcap Index	-10.78	8.32	11.00	11.29
S&P MidCap 400 Index	-10.37	8.71	11.32	11.61

S&P MidCap Index Fund - K Shares Average Annual Total Returns* for the periods ended 8/31/22
K Shares	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton S&P Midcap Index	-11.18	7.51	10.31	9.04
S&P MidCap 400 Index	-10.37	8.71	11.32	10.09

S&P SmallCap Index Fund - Direct Shares Average Annual Total Returns* for the periods ended 8/31/22
Direct	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton S&P Smallcap Index	-12.15	8.13	11.06	9.46
S&P SmallCap 600 Index	-12.12	8.65	11.50	10.08

S&P SmallCap Index Fund - K Shares Average Annual Total Returns* for the periods ended 8/31/22
K Shares	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton S&P Smallcap Index	-12.60	7.58	10.49	9.15
S&P SmallCap 600 Index	-12.12	8.65	11.50	10.22

Shelton Equity Income Fund - Direct Shares Average Annual Total Returns* for the periods ended 8/31/22
Direct	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Equity Income	-8.72	7.51	9.68	8.08
CBOE S&P 500 BuyWrite Index	-6.60	3.53	5.56	6.76
S&P 500 Composite Stock Index	-11.23	11.83	13.08	9.72

*Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Shelton Equity Income Fund - K Shares Average Annual Total Returns* for the periods ended 8/31/22
K Shares	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Equity Income Class	-9.17	6.97	9.13	7.82
CBOE S&P 500 BuyWrite Index	-6.60	3.53	5.56	5.49
S&P 500 Composite Stock Index	-11.23	11.83	13.08	9.72

Nasdaq-100 Index Fund - Direct Shares Average Annual Total Returns* for the periods ended 8/31/22
Direct	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Nasdaq-100 Index	-20.95	15.75	16.74	5.89
Nasdaq-100 Index	-20.63	16.50	17.34	6.43

Nasdaq-100 Index Fund - K Shares Average Annual Total Returns* for the periods ended 8/31/22
K Shares	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Nasdaq-100 Index	-21.36	15.16	16.17	12.39
Nasdaq-100 Index	-20.63	16.50	17.34	13.44

Nasdaq-100 Index Fund - Institutional Shares Average Annual Total Returns* for the periods ended 8/31/22
Institutional Shares	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Nasdaq-100 Index Institutional	—	—	—	-7.80
Nasdaq-100 Index	-20.63	16.50	17.34	-6.11

Shelton Green Alpha Fund - Direct Shares Average Annual Total Returns* for the periods ended 8/31/22
Direct	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Green Alpha	-25.52	17.42	—	15.35
MSCI ACWI IMI	-16.24	6.75	8.69	8.23

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2022

*Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

About Your Fund’s Expenses (Unaudited) August 31, 2022

Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2022 to August 31, 2022.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 961	$3.76	0.76%
Based on Hypothetical 5% Return before expenses	$1,000	$1,046	$3.92	0.76%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 950	$3.69	0.75%
Based on Hypothetical 5% Return before expenses	$1,000	$1,046	$3.87	0.75%
K Shares
Based on Actual Fund Return	$1,000	$ 949	$6.14	1.25%
Based on Hypothetical 5% Return before expenses	$1,000	$1,044	$6.44	1.25%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,002	$1.21	0.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,049	$1.24	0.24%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 910	$2.07	0.43%
Based on Hypothetical 5% Return before expenses	$1,000	$1,048	$2.22	0.43%
K Shares
Based on Actual Fund Return	$1,000	$ 907	$4.47	0.93%
Based on Hypothetical 5% Return before expenses	$1,000	$1,045	$4.79	0.93%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 918	$3.00	0.62%
Based on Hypothetical 5% Return before expenses	$1,000	$1,047	$3.20	0.62%
K Shares
Based on Actual Fund Return	$1,000	$ 916	$5.41	1.12%
Based on Hypothetical 5% Return before expenses	$1,000	$1,044	$5.77	1.12%

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period*	Net Annual Expense Ratio
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 905	$3.84	0.80%
Based on Hypothetical 5% Return before expenses	$1,000	$1,046	$4.13	0.80%
K Shares
Based on Actual Fund Return	$1,000	$ 902	$6.28	1.31%
Based on Hypothetical 5% Return before expenses	$1,000	$1,043	$6.75	1.31%
Shelton Equity Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 934	$3.51	0.72%
Based on Hypothetical 5% Return before expenses	$1,000	$1,046	$3.71	0.72%
K Shares
Based on Actual Fund Return	$1,000	$ 932	$5.99	1.23%
Based on Hypothetical 5% Return before expenses	$1,000	$1,044	$6.34	1.23%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 932	$2.35	0.50%
Based on Hypothetical 5% Return before expenses	$1,000	$1,047	$2.58	0.50%
K Shares
Based on Actual Fund Return	$1,000	$ 861	$4.69	1.00%
Based on Hypothetical 5% Return before expenses	$1,000	$1,045	$5.15	1.00%
Institutional#
Based on Actual Fund Return	$1,000	$ 922	$1.89	0.39%
Based on Hypothetical 5% Return before expenses	$1,000	$1,048	$2.01	0.39%
Shelton Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$1,000	$ 933	$5.65	1.16%
Based on Hypothetical 5% Return before expenses	$1,000	$1,044	$5.98	1.16%

*Expenses are equal to the Fund’s Net Annual Expense Ratio, as noted in the above table, multiplied by the average account value over the period, multiplied by 184 days in most recent fiscal half-year/365.

#Class commenced operations on March 7, 2022.

About Your Fund’s Expenses (Unaudited) August 31, 2022 (Continued)

Top Holdings and Sector Breakdowns (Unaudited) August 31, 2022

California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	William S Hart Union High School District	General Obligation Bonds; 2001 2005 Election, Series B	$2,927,930	6.3%
2	Los Rios Community College District	General Obligation Bonds; 2008 Election, Series B	2,558,128	5.5%
3	San Francisco Bay Area Rapid Transit District	San Francisco BART District GO Bonds (Election of 2004) 2017 Refunding Series E (Green Bonds)	2,506,949	5.4%
4	East Bay Municipal Utility District Water System Revenue	Water System Revenue Bonds; 2015 Series B	2,197,969	4.8%
5	Santa Maria Joint Union High School District	General Obligation Bonds; Election of 2004, Series 2005	2,019,679	4.4%
6	San Mateo Foster City Public Financing Authority	City of San Mateo Wastewater Revenue Bonds 2019	1,941,082	4.2%
7	California Health Facilities Financing Authority	City of San Mateo Wastewater Revenue Bonds 2019	1,911,294	4.1%
8	Milpitas Unified School District	General Obligation Bonds; 2018 Election, Series B	1,878,605	4.1%
9	California Educational Facilities Authority	California Educational Facilities Authority Revenue Bonds, Series V-2	1,781,898	3.9%
10	Foothill-De Anza Community College District	General Obligation Bonds; Election of 1999, Series C	1,739,923	3.8%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	8/15/2027	$3,615,195	23.2%
2	United States Treasury Note/Bond	5/15/2025	2,124,203	13.7%
3	United States Treasury Note/Bond	8/15/2023	1,783,630	11.5%
4	United States Treasury Note/Bond	2/29/2024	1,275,320	8.2%
5	United States Treasury Note/Bond	11/15/2028	1,187,672	7.6%
6	United States Treasury Note/Bond	2/15/2026	865,875	5.6%
7	United States Treasury Note/Bond	7/31/2026	808,699	5.2%
8	United States Treasury Note/Bond	2/15/2025	772,875	5.0%
9	United States Treasury Note/Bond	4/30/2026	772,156	5.0%
10	United States Treasury Note/Bond	5/15/2037	608,477	3.9%

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	9/29/2022	$3,695,908	12.0%
2	United States Treasury Bill	11/10/2022	3,087,663	10.0%
3	United States Treasury Bill	9/13/2022	2,997,876	9.7%
4	United States Treasury Bill	10/13/2022	2,696,171	8.7%
5	United States Treasury Bill	9/06/2022	2,599,236	8.4%
6	United States Treasury Bill	9/08/2022	2,199,145	7.1%
7	United States Treasury Bill	9/01/2022	2,000,000	6.5%
8	United States Treasury Bill	10/11/2022	1,994,699	6.5%
9	United States Treasury Bill	9/20/2022	1,797,983	5.8%
10	United States Cash Management Bill	12/13/2022	1,785,696	5.8%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)August 31, 2022

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$15,201,759	7.2%
2	Microsoft Corp	12,297,196	5.9%
3	Amazon.com Inc	6,975,392	3.3%
4	Tesla Inc	4,363,182	2.1%
5	Alphabet Inc - Class A	4,093,638	1.9%
6	Alphabet Inc - Class C	3,785,649	1.8%
7	Berkshire Hathaway Inc	3,194,662	1.5%
8	UnitedHealth Group Inc	3,063,528	1.5%
9	Johnson & Johnson	2,669,693	1.3%
10	Exxon Mobil Corp	2,542,216	1.2%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Targa Resources Corp	$826,811	0.8%
2	Carlisle Cos Inc	802,126	0.7%
3	Steel Dynamics Inc	760,947	0.7%
4	Wolfspeed Inc	745,271	0.7%
5	EQT Corp	741,617	0.7%
6	First Solar Inc	668,362	0.6%
7	Darling Ingredients Inc	653,279	0.6%
8	RPM International Inc	640,754	0.6%
9	First Horizon Corp	635,532	0.6%
10	Fair Isaac Corp	621,071	0.6%

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	ExlService Holdings Inc	$351,688	0.6%
2	Agree Realty Corp	337,810	0.6%
3	Lantheus Holdings Inc	336,003	0.6%
4	SM Energy Co	334,976	0.6%
5	Livent Corp	314,785	0.6%
6	UFP Industries Inc	314,226	0.6%
7	Exponent Inc	310,489	0.6%
8	Civitas Resources Inc	303,027	0.5%
9	United States Treasury Bill	299,505	0.5%
10	Rogers Corp	298,119	0.5%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)August 31, 2022

Shelton Equity Income Fund

Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill	$33,644,441	9.3%
2	Amazon.com Inc	9,228,856	2.6%
3	Microsoft Corp	8,340,893	2.3%
4	UnitedHealth Group Inc	8,049,615	2.2%
5	Apple Inc	8,033,942	2.2%
6	The Charles Schwab Corp	6,882,150	1.9%
7	Berkshire Hathaway Inc	6,795,360	1.9%
8	AmerisourceBergen Corp	6,302,080	1.7%
9	Johnson & Johnson	5,905,044	1.6%
10	NVIDIA Corp	5,886,660	1.6%

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$133,770,008	13.4%
2	Microsoft Corp	102,801,637	10.3%
3	Amazon.com Inc	67,804,583	6.8%
4	Tesla Inc	45,030,815	4.5%
5	Alphabet Inc - Class C	35,962,742	3.6%
6	Alphabet Inc - Class A	34,130,424	3.4%
7	Meta Platforms Inc	29,415,219	2.9%
8	NVIDIA Corp	27,838,921	2.8%
9	PepsiCo Inc	20,715,812	2.1%
10	Costco Wholesale Corp	20,182,298	2.0%

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investment
1	JinkoSolar Holding Co Ltd	$18,200,130	6.8%
2	Brookfield Renewable Corp	13,244,550	5.0%
3	Tesla Inc	12,402,450	4.6%
4	Switch Inc	11,882,500	4.4%
5	Vestas Wind Systems A/S	10,113,800	3.8%
6	Taiwan Semiconductor Manufacturing Co Ltd	10,085,350	3.8%
7	CRISPR Therapeutics AG	9,763,500	3.7%
8	Canadian Solar Inc	9,034,000	3.4%
9	International Business Machines Corp	8,734,600	3.3%
10	Enphase Energy Inc	8,306,760	3.1%

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments8/31/22

Security Description	Par Value	Value

Municipal Bonds (95.03%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE BONDS
California Educational Facilities Authority, 5.000%, 04/01/2051	$1,500,000	$1,781,898
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/01/2027	1,700,000	1,911,294
CALIFORNIA HOUSING FINANCE
California Housing Finance Agency, 4.000%, 03/20/2033	359,257	356,111
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,297,057
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 05/15/2038	800,000	827,953
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	518,350
CALIFORNIA STATE UNIVERSITY
California State University, 4.000%, 11/01/2030	1,100,000	1,103,190
CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	1,500,000	1,635,558
City of Los Angeles CA Wastewater System Revenue, 5.000%, 06/01/2044	500,000	526,076
CITY OF ROSEVILLE CA ELECTRIC SYSTEM REVENUE
City of Roseville CA Electric System Revenue, 5.000%, 02/01/2025	750,000	768,194
CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2034	1,000,000	1,108,341
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2026	2,050,000	2,197,969
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2032	150,000	167,115
EAST SIDE UNION HIGH SCHOOL DISTRICT
East Side Union High School District, 5.250%, 09/01/2023	975,000	1,003,292
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 08/01/2027	2,000,000	1,739,923
LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
La Mirada Redevelopment Agency Successor Agency, 5.000%, 08/15/2023	1,000,000	1,023,715
LOS ANGELES COMMUNITY COLLEGE DISTRICT
Los Angeles Community College District, 5.000%, 08/01/2028	865,000	909,086
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	520,276
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 07/01/2023	1,500,000	1,533,456
LOS RIOS COMMUNITY COLLEGE DISTRICT
Los Rios Community College District, 5.000%, 08/01/2032	2,500,000	2,558,127
MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District, 3.000%, 08/01/2034	2,000,000	1,878,605
MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
Mount San Antonio Community College District, 5.000%, 08/01/2034	345,000	353,528
PENINSULA CORRIDOR JOINT POWERS TAX REVENUE BONDS
Peninsula Corridor Joint Powers Board, 5.000%, 06/01/2036	200,000	228,740
PORT OF LOS ANGELES
Port of Los Angeles, 4.000%, 08/01/2023	290,000	294,244
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.250%, 07/01/2024	525,000	545,166
SAN DIEGO COMMUNITY COLLEGE DISTRICT
San Diego Community College District, 5.000%, 08/01/2027	1,175,000	1,204,044
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	2,300,000	2,506,949
San Francisco Bay Area Rapid Transit District, 4.000%, 08/01/2034	645,000	671,451
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2030	680,000	725,809
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2036	1,170,000	1,235,125

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Continued)8/31/22

Security Description	Par Value	Value
SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	$2,000,000	$1,941,082
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Santa Clara Valley Transportation Authority, 5.000%, 04/01/2034	1,000,000	1,067,185
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 08/01/2029	2,500,000	2,019,679
STATE OF CALIFORNIA
State of California, 3.000%, 10/01/2028	900,000	907,169
TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	335,084
UNIVERSITY OF CALIFORNIA
University of California, 5.000%, 05/15/2029	925,000	966,075
WALNUT VALLEY UNIFIED SCHOOL DISTRICT
Walnut Valley Unified School District, 5.000%, 08/01/2036	835,000	969,844
WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 09/01/2029	3,595,000	2,927,930

Total Municipal Bonds (Cost $44,664,776)		44,264,690

Variable Rate Demand Notes* (4.29%)
Eastern Municipal Water District, 0.900%, 07/01/2046*,**,***	100,000	100,000
Los Angeles Department of Water & Power Water System Revenue, 0.850%, 07/01/2045*,**,***	1,200,000	1,200,000
Santa Clara Valley Transportation Authority, 0.940%, 04/01/2036*,**,***	700,000	700,000
Total Variable Rate Demand Notes (Cost $2,000,000)		2,000,000

Total Investments (Cost $46,664,776) (99.32%)		$46,264,690
Other Net Assets (0.68%)		314,958
Net Assets (100.00%)		$46,579,648

*Stated maturity reflects next reset date.

**In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

***Rate Effective as of August 31, 2022

U.S. Government Securities FundPortfolio of Investments8/31/22

Security Description	Par Value	Value

Government National Mortgage Association (2.15%)
3.500%, 11/20/2044	$110,049	$108,040
5.000%, 03/15/2038	82,886	85,780
5.500%, 01/15/2025	8,631	8,940
5.500%, 04/15/2036	58,040	60,334
6.000%, 01/15/2026	43,426	46,289
6.000%, 06/15/2038	27,470	29,884
Total Government National Mortgage Association (Cost $333,845)		339,267

United States Treasury Bonds (12.22%)
5.000%, 05/15/2037	500,000	608,477
6.000%, 02/15/2026	800,000	865,875
6.375%, 08/15/2027	400,000	454,797
Total United States Treasury Bonds (Cost $1,977,765)		1,929,149

United States Treasury Notes (76.01%)
2.000%, 02/15/2025	800,000	772,875
2.125%, 02/29/2024	1,300,000	1,275,320
2.125%, 05/15/2025	2,200,000	2,124,203
2.250%, 08/15/2027	3,800,000	3,615,195

See accompanying notes to financial statements.

U.S. Government Securities FundPortfolio of Investments (Continued)8/31/22

Security Description	Par Value	Value
2.375%, 04/30/2026	$800,000	$772,156
2.375%, 05/15/2029	500,000	472,715
2.500%, 08/15/2023	1,800,000	1,783,630
3.125%, 11/15/2028	1,200,000	1,187,672
Total United States Treasury Notes (Cost $12,641,237)		12,003,766

United States Treasury Bills (8.10%)
0.375%, 08/15/2024	500,000	471,250
0.625%, 07/31/2026	900,000	808,699
Total United States Treasury Bills (Cost $1,395,796)		1,279,949

Total Investments (Cost $16,348,643) (98.48%)		$15,552,131
Other Net Assets (1.52%)		240,819
Net Assets (100.00%)		$15,792,950

The United States Treasury TrustPortfolio of Investments8/31/22

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (98.34%)
09/01/2022	$2,000,000	$2,000,000
09/06/2022	2,600,000	2,599,236
09/08/2022	2,200,000	2,199,145
09/13/2022	3,000,000	2,997,876
09/15/2022	1,200,000	1,199,582
09/20/2022	1,800,000	1,797,983
09/29/2022	3,700,000	3,695,908
10/11/2022	2,000,000	1,994,699
10/13/2022	2,700,000	2,696,171
10/18/2022	1,000,000	996,901
11/10/2022	3,100,000	3,087,663
12/13/2022	1,800,000	1,785,696
12/20/2022	1,300,000	1,288,193
12/22/2022	1,100,000	1,091,738
01/19/2023	1,400,000	1,384,892
Total United States Treasury Bills, DN (Cost $30,815,683)		30,815,683

Total Investments (Cost $30,815,683) (98.34%)		$30,815,683
Other Net Assets (1.66%)		518,624
Net Assets (100.00%)		$31,334,307

(a) Discount Note. Yield to maturity is between 2.01% - 3.10%.

S&P 500 Index FundPortfolio of Investments (Continued)8/31/22

See accompanying notes to financial statements.

Security Description	Shares	Value

Common Stock (99.65%)

Basic Materials (2.05%)
Air Products and Chemicals Inc	1,404	$354,440
Albemarle Corp	729	195,343
Celanese Corp	763	84,586
CF Industries Holdings Inc	1,316	136,153
Dow Inc	4,596	234,396
DuPont de Nemours Inc	3,319	184,669
Eastman Chemical Co	893	81,263
Ecolab Inc	1,622	265,732
FMC Corp	795	85,924
Freeport-McMoRan Inc	9,035	267,436
International Flavors & Fragrances Inc	1,613	178,204
International Paper Co	2,339	97,349
Linde PLC	3,177	898,646
LyondellBasell Industries NV	1,667	138,361
The Mosaic Co#	2,068	111,403
Newmont Corp	5,010	207,214
Nucor Corp	1,728	229,720
PPG Industries Inc	1,558	197,835
The Sherwin-Williams Co	1,539	357,202
Total Basic Materials		4,305,876

Communications (12.81%)
Alphabet Inc - Class A*	37,827	4,093,638
Alphabet Inc - Class C*	34,683	3,785,649
Amazon.com Inc*,(a)	55,024	6,975,392
Arista Networks Inc*	1,464	175,504
AT&T Inc	45,311	794,755
Booking Holdings Inc*	255	478,332
CDW Corp	853	145,607
Charter Communications Inc*,#	731	301,633
Cisco Systems Inc	26,226	1,172,827
Comcast Corp	28,224	1,021,427
Corning Inc	4,990	171,257
DISH Network Corp*	1,784	30,952
eBay Inc#	3,534	155,955
Etsy Inc*,#	797	84,171
Expedia Group Inc*	887	91,051
F5 Inc*,#	424	66,593
FactSet Research Systems Inc	239	103,568
Fox Corp	913	28,869
The Interpublic Group of Cos Inc	2,667	73,716
Juniper Networks Inc	2,302	65,423
Lumen Technologies Inc#	6,449	64,232
Match Group Inc*	1,756	99,267
Meta Platforms Inc*,(a)	14,479	2,359,063
Motorola Solutions Inc#	1,074	261,422
Netflix Inc*	2,808	627,756
News Corp - Class A	2,672	45,210
News Corp - Class B	910	15,688
NortonLifeLock Inc	4,015	90,699
Omnicom Group Inc	1,397	93,459

Security Description	Shares	Value

Paramount Global	3,816	$89,256
T-Mobile US Inc*	3,719	535,387
Twitter Inc*	4,815	186,581
VeriSign Inc*	617	112,430
Verizon Communications Inc	26,273	1,098,474
The Walt Disney Co*	11,531	1,292,394
Warner Bros Discovery Inc*	13,955	184,764
Total Communications		26,972,401

Consumer, Cyclical (9.60%)
Advance Auto Parts Inc	415	69,986
Alaska Air Group Inc*	808	35,196
American Airlines Group Inc*,#	3,057	39,710
Aptiv PLC*,#	1,715	160,232
AutoZone Inc*	125	264,901
Bath & Body Works Inc	1,525	56,928
Best Buy Co Inc	1,278	90,342
BorgWarner Inc	1,412	53,232
Caesars Entertainment Inc*	945	40,748
CarMax Inc*	1,034	91,447
Carnival Corp*,#	5,174	48,946
Chipotle Mexican Grill Inc*	175	279,440
Copart Inc*	1,407	168,348
Costco Wholesale Corp	2,805	1,464,491
Cummins Inc	904	194,694
Darden Restaurants Inc	850	105,154
Delta Air Lines Inc*	4,086	126,952
Dollar General Corp	1,444	342,834
Dollar Tree Inc*	1,421	192,801
Domino’s Pizza Inc	233	86,643
DR Horton Inc	2,022	143,865
Fastenal Co	3,749	188,687
Ford Motor Co	24,832	378,440
General Motors Co	8,316	317,754
Genuine Parts Co	908	141,657
Hasbro Inc	832	65,578
Hilton Worldwide Holdings Inc	1,779	226,573
The Home Depot Inc	6,523	1,881,364
Las Vegas Sands Corp*	2,145	80,716
Lennar Corp	1,632	126,398
Live Nation Entertainment Inc*,#	836	75,541
LKQ Corp	1,642	87,387
Lowe’s Cos Inc	4,173	810,146
Marriott International Inc#	1,737	267,046
McDonald’s Corp	4,668	1,177,643
MGM Resorts International	2,232	72,852
Newell Brands Inc	2,691	48,034
NIKE Inc	8,010	852,665
Norwegian Cruise Line Holdings Ltd*	1,599	20,915
NVR Inc*	21	86,941
O’Reilly Automotive Inc*	414	288,608
PACCAR Inc	2,262	197,948
Penn Entertainment Inc*	674	21,049
Pool Corp	269	91,242
PulteGroup Inc	1,500	60,990

Security Description	Shares	Value

PVH Corp	464	$26,100
Ralph Lauren Corp#	314	28,678
Ross Stores Inc	2,209	190,570
Royal Caribbean Cruises Ltd*	1,236	50,491
Southwest Airlines Co*	3,416	125,367
Starbucks Corp	7,240	608,667
Tapestry Inc	1,811	62,896
Target Corp#	2,919	468,032
Tesla Inc*	15,831	4,363,182
The TJX Cos Inc	7,414	462,263
Tractor Supply Co	706	130,716
Ulta Beauty Inc*	329	138,137
United Airlines Holdings Inc*	1,732	60,637
VF Corp	2,109	87,418
Walgreens Boots Alliance Inc#	4,694	164,572
Walmart Inc	8,832	1,170,682
Whirlpool Corp	354	55,436
WW Grainger Inc	277	153,718
Wynn Resorts Ltd*	526	31,870
Yum! Brands Inc	1,876	208,686
Total Consumer, Cyclical		20,211,182

Consumer, Non-Cyclical (21.24%)
Abbott Laboratories	11,054	1,134,693
AbbVie Inc#	11,112	1,494,120
ABIOMED Inc*	310	80,377
Align Technology Inc*	473	115,270
Altria Group Inc	11,430	515,722
AmerisourceBergen Corp	952	139,525
Amgen Inc	3,372	810,292
Archer-Daniels-Midland Co	3,634	319,392
Automatic Data Processing Inc	2,637	644,509
Avery Dennison Corp	567	104,113
Baxter International Inc	3,172	182,263
Becton Dickinson and Co	1,799	454,104
Biogen Inc*	924	180,531
Bio-Rad Laboratories Inc*	147	71,301
Bio-Techne Corp	246	81,625
Boston Scientific Corp*	9,036	364,241
Bristol-Myers Squibb Co	13,441	906,058
Brown-Forman Corp	1,153	83,823
Campbell Soup Co	1,162	58,542
Catalent Inc*	1,096	96,448
Centene Corp*	3,700	332,038
Charles River Laboratories International Inc*	322	66,091
Church & Dwight Co Inc	1,558	130,420
Cigna Corp	2,003	567,750
Cintas Corp	549	223,355
The Clorox Co	779	112,441
The Coca-Cola Co	24,654	1,521,398
Colgate-Palmolive Co	5,290	413,731
Conagra Brands Inc	3,029	104,137
Constellation Brands Inc	1,027	252,693
Corteva Inc	4,568	280,612
CVS Health Corp	8,246	809,345
Danaher Corp	4,032	1,088,277

S&P 500 Index FundPortfolio of Investments (Continued)8/31/22

See accompanying notes to financial statements.

Security Description	Shares	Value

American Tower Corp	2,901	$736,999
Ameriprise Financial Inc	721	193,235
Aon PLC	1,340	374,208
Arthur J Gallagher & Co	1,256	228,052
Assurant Inc	341	54,045
AvalonBay Communities Inc	882	177,203
Bank of America Corp	44,761	1,504,417
The Bank of New York Mellon Corp	4,700	195,191
Berkshire Hathaway Inc*,(a)	11,377	3,194,662
BlackRock Inc	908	605,082
Boston Properties Inc	925	73,473
Brown & Brown Inc	1,483	93,488
Camden Property Trust	649	83,403
Capital One Financial Corp	2,481	262,539
Cboe Global Markets Inc#	706	83,287
CBRE Group Inc*	2,058	162,500
The Charles Schwab Corp	9,527	675,941
Chubb Ltd	2,675	505,709
Cincinnati Financial Corp	941	91,239
Citigroup Inc	12,259	598,362
Citizens Financial Group Inc	2,789	102,301
CME Group Inc	2,279	445,795
Comerica Inc	908	72,912
Crown Castle Inc	2,780	474,907
Digital Realty Trust Inc#	1,797	222,163
Discover Financial Services	1,773	178,169
Duke Realty Corp	2,510	147,714
Equinix Inc	581	381,932
Equity Residential	2,236	163,630
Essex Property Trust Inc	425	112,651
Everest Re Group Ltd	280	75,334
Extra Space Storage Inc	844	167,728
Federal Realty Investment Trust	449	45,470
Fifth Third Bancorp	4,528	154,631
First Republic Bank	1,159	175,971
Franklin Resources Inc	1,991	51,905
Globe Life Inc	628	61,035
The Goldman Sachs Group Inc	2,139	711,581
The Hartford Financial Services Group Inc	2,076	133,508
Healthpeak Properties Inc	3,020	79,275
Host Hotels & Resorts Inc#	4,539	80,658
Huntington Bancshares Inc	7,104	95,194
Intercontinental Exchange Inc	3,524	355,395
Invesco Ltd	2,486	40,944
Iron Mountain Inc#	1,369	72,023
JPMorgan Chase & Co	18,542	2,108,782
KeyCorp	6,069	107,361
Kimco Realty Corp	2,994	63,114
Lincoln National Corp	1,186	54,627
M&T Bank Corp	1,177	213,955
Marsh & McLennan Cos Inc	3,215	518,805
Mastercard Inc	5,421	1,758,410
MetLife Inc	4,363	280,672
Mid-America Apartment Communities Inc	732	121,270
Morgan Stanley	8,835	752,919

Security Description	Shares	Value

ResMed Inc	946	$208,044
Robert Half International Inc	808	62,192
Rollins Inc	693	23,396
S&P Global Inc	2,191	771,626
STERIS PLC	603	121,432
Stryker Corp	2,135	438,102
Sysco Corp	3,216	264,420
Teleflex Inc	318	71,951
Thermo Fisher Scientific Inc	2,471	1,347,486
Tyson Foods Inc	1,921	144,805
United Rentals Inc*	459	134,046
UnitedHealth Group Inc	5,899	3,063,537
Universal Health Services Inc	423	41,386
Verisk Analytics Inc	996	186,411
Vertex Pharmaceuticals Inc*	1,614	454,761
Viatris Inc	4,634	44,255
Waters Corp*	405	120,933
West Pharmaceutical Services Inc	474	140,631
Zimmer Biomet Holdings Inc	1,338	142,256
Zoetis Inc	3,007	470,686
Total Consumer, Non-Cyclical		44,703,226

Energy (4.82%)
APA Corp	2,135	83,500
Baker Hughes Co	5,905	149,160
Chevron Corp	12,272	1,939,712
ConocoPhillips	8,165	893,659
Coterra Energy Inc	5,087	157,239
Devon Energy Corp	3,875	273,653
Diamondback Energy Inc	1,031	137,412
Enphase Energy Inc*	825	236,313
EOG Resources Inc#	3,697	448,446
Exxon Mobil Corp	26,595	2,542,216
Halliburton Co	5,694	171,560
Hess Corp	1,823	220,182
Kinder Morgan Inc	12,716	232,957
Marathon Oil Corp	4,467	114,311
Marathon Petroleum Corp	3,415	344,061
Occidental Petroleum Corp#	5,528	392,488
ONEOK Inc	2,916	178,547
Phillips 66	2,852	255,140
Pioneer Natural Resources Co#	1,420	359,572
Schlumberger NV	9,092	346,860
SolarEdge Technologies Inc*	334	92,174
Valero Energy Corp	2,566	300,530
The Williams Cos Inc#	7,926	269,722
Total Energy		10,139,414

Financial (14.81%)
Aflac Inc	3,741	222,290
Alexandria Real Estate Equities Inc	937	143,736
The Allstate Corp	1,736	209,188
American Express Co	3,835	582,920
American International Group Inc	5,001	258,802

Security Description	Shares	Value

DaVita Inc*	482	$41,110
DENTSPLY SIRONA Inc	1,160	38,013
Dexcom Inc*	2,508	206,183
Edwards Lifesciences Corp*	3,955	356,346
Elevance Health Inc	1,522	738,337
Eli Lilly & Co#	4,978	1,499,523
Equifax Inc	794	149,868
The Estee Lauder Cos Inc	1,489	378,772
FleetCor Technologies Inc*	488	103,715
Gartner Inc*	508	144,943
General Mills Inc	3,801	291,917
Gilead Sciences Inc	7,918	502,555
Global Payments Inc	1,777	220,757
HCA Healthcare Inc	1,436	284,141
Henry Schein Inc*	871	63,940
The Hershey Co#	941	211,414
Hologic Inc*	1,678	113,366
Hormel Foods Corp	1,912	96,135
Humana Inc	798	384,460
IDEXX Laboratories Inc*	539	187,367
Illumina Inc*	953	192,163
Incyte Corp*	1,229	86,558
Intuitive Surgical Inc*	2,274	467,853
IQVIA Holdings Inc*	1,146	243,708
The J M Smucker Co	745	104,293
Johnson & Johnson	16,547	2,669,693
Kellogg Co	1,661	120,821
Keurig Dr Pepper Inc	4,656	177,487
Kimberly-Clark Corp#	2,137	272,510
The Kraft Heinz Co	4,282	160,147
The Kroger Co#	4,315	206,861
Laboratory Corp of America Holdings	585	131,783
Lamb Weston Holdings Inc	955	75,951
MarketAxess Holdings Inc	260	64,633
McCormick & Co Inc	1,581	132,915
McKesson Corp	917	336,539
Medtronic PLC	8,528	749,782
Merck & Co Inc#	15,965	1,362,772
Moderna Inc*	2,228	294,698
Molina Healthcare Inc*	371	125,164
Molson Coors Beverage Co	1,200	62,004
Mondelez International Inc	8,737	540,471
Monster Beverage Corp*	2,413	214,347
Moody’s Corp	1,013	288,219
Nielsen Holdings PLC	1,879	52,311
Organon & Co	1,633	46,589
PayPal Holdings Inc*	7,282	680,430
PepsiCo Inc	8,695	1,497,888
PerkinElmer Inc#	796	107,508
Pfizer Inc	35,284	1,595,895
Philip Morris International Inc	9,786	934,465
The Procter & Gamble Co	15,147	2,089,377
Quanta Services Inc	883	124,768
Quest Diagnostics Inc	775	97,115
Regeneron Pharmaceuticals Inc*	673	391,053

S&P 500 Index FundPortfolio of Investments (Continued)8/31/22

See accompanying notes to financial statements.

Security Description	Shares	Value

Advanced Micro Devices Inc*	10,230	$868,220
Analog Devices Inc	3,303	500,504
ANSYS Inc*	560	139,048
Apple Inc#,(a)	96,691	15,201,777
Applied Materials Inc	5,577	524,628
Autodesk Inc*	1,396	281,629
Broadcom Inc	2,577	1,286,206
Broadridge Financial Solutions Inc	788	134,882
Cadence Design Systems Inc*	1,756	305,140
Ceridian HCM Holding Inc*	855	50,992
Citrix Systems Inc#	791	81,291
Cognizant Technology Solutions Corp	3,335	210,672
DXC Technology Co*	1,730	42,869
Electronic Arts Inc	1,768	224,306
EPAM Systems Inc*	359	153,114
Fidelity National Information Services Inc	3,855	352,231
Fiserv Inc*	3,670	371,367
Fortinet Inc*	4,205	204,741
Hewlett Packard Enterprise Co	8,406	114,322
HP Inc	6,878	197,467
Intel Corp	25,746	821,812
International Business Machines Corp#	5,688	730,624
Intuit Inc	1,757	758,637
Jack Henry & Associates Inc	460	88,412
KLA Corp	942	324,170
Lam Research Corp#	875	383,171
Leidos Holdings Inc	915	86,971
Microchip Technology Inc	3,286	214,412
Micron Technology Inc	7,124	402,720
Microsoft Corp(a)	47,031	12,297,196
Monolithic Power Systems Inc	267	120,999
MSCI Inc	530	238,097
NetApp Inc	1,421	102,497
NVIDIA Corp#	15,746	2,376,701
NXP Semiconductors NV#	1,526	251,149
ON Semiconductor Corp*	2,743	188,636
Oracle Corp	10,009	742,167
Paychex Inc	2,089	257,657
Paycom Software Inc*	305	107,116
PTC Inc*	681	78,240
Qorvo Inc*	744	66,796
QUALCOMM Inc	7,070	935,149
Roper Technologies Inc	684	275,365
Salesforce Inc*,#	6,236	973,564
Seagate Technology Holdings PLC	1,368	91,601
ServiceNow Inc*	1,243	540,233
Skyworks Solutions Inc	1,059	104,364
Synopsys Inc*	962	332,871
Take-Two Interactive Software Inc*	778	95,352
Teradyne Inc	1,007	85,232
Texas Instruments Inc	5,821	961,687
Tyler Technologies Inc*	246	91,391
Western Digital Corp*	1,916	80,970

Security Description	Shares	Value

Fortune Brands Home & Security Inc	957	$58,789
Generac Holdings Inc*	285	62,817
General Dynamics Corp	1,455	333,093
General Electric Co	7,059	518,413
Honeywell International Inc	4,297	813,637
Howmet Aerospace Inc	2,478	87,796
Huntington Ingalls Industries Inc	281	64,703
IDEX Corp	523	105,233
Illinois Tool Works Inc	1,818	354,201
Ingersoll Rand Inc	2,562	121,362
Jacobs Solutions Inc	846	105,395
JB Hunt Transport Services Inc	529	92,057
Johnson Controls International plc	4,519	244,659
Keysight Technologies Inc*	1,144	187,490
L3Harris Technologies Inc	1,217	277,707
Lockheed Martin Corp	1,495	628,064
Martin Marietta Materials Inc	396	137,693
Mettler-Toledo International Inc*	143	173,382
Mohawk Industries Inc*,#	390	43,040
Nordson Corp	343	77,919
Norfolk Southern Corp	1,504	365,668
Northrop Grumman Corp	922	440,707
Old Dominion Freight Line Inc#	595	161,489
Otis Worldwide Corp	2,659	192,033
Packaging Corp of America	651	89,135
Parker-Hannifin Corp	810	214,650
Pentair PLC#	1,156	51,442
Raytheon Technologies Corp	9,389	842,663
Republic Services Inc	1,333	190,246
Rockwell Automation Inc	758	179,601
Sealed Air Corp	922	49,613
Snap-on Inc	354	77,122
Stanley Black & Decker Inc	953	83,959
TE Connectivity Ltd	2,081	262,643
Teledyne Technologies Inc*	318	117,138
Textron Inc	1,451	90,513
Trane Technologies PLC	1,507	232,183
TransDigm Group Inc	342	205,333
Trimble Inc*	1,634	103,351
Union Pacific Corp	3,964	889,958
United Parcel Service Inc#	4,621	898,831
Vulcan Materials Co	865	144,014
Waste Management Inc	2,458	415,476
Westinghouse Air Brake Technologies Corp#	1,153	101,060
Westrock Co	1,715	69,612
Xylem Inc	1,143	104,127
Total Industrial		16,451,763

Technology (23.37%)
Accenture PLC	3,983	1,148,936
Activision Blizzard Inc	4,949	388,447
Adobe Inc*,#	2,983	1,113,972

Security Description	Shares	Value

Nasdaq Inc	2,247	$133,764
Northern Trust Corp	1,359	129,227
The PNC Financial Services Group Inc	2,611	412,538
Principal Financial Group Inc#	1,584	118,420
The Progressive Corp	3,713	455,399
Prologis Inc	4,691	584,076
Prudential Financial Inc	2,454	234,971
Public Storage	964	318,920
Raymond James Financial Inc	1,273	132,863
Realty Income Corp	3,496	238,707
Regency Centers Corp	1,109	67,472
Regions Financial Corp	6,273	135,936
SBA Communications Corp	680	221,170
Signature Bank	386	67,303
Simon Property Group Inc	2,085	212,628
State Street Corp	2,304	157,478
SVB Financial Group*	354	143,908
Synchrony Financial#	3,166	103,687
T Rowe Price Group Inc	1,478	177,360
The Travelers Cos Inc	1,514	244,723
Truist Financial Corp	8,471	396,782
UDR Inc	1,770	79,420
US Bancorp	8,502	387,776
Ventas Inc	2,564	122,713
VICI Properties Inc	6,079	200,546
Visa Inc	10,389	2,064,398
Vornado Realty Trust	1,028	26,954
W R Berkley Corp	1,335	86,508
Wells Fargo & Co	23,929	1,045,937
Welltower Inc#	2,792	214,007
Weyerhaeuser Co	4,832	165,061
Willis Towers Watson PLC	703	145,401
Zions Bancorp NA	1,054	58,002
Total Financial		31,176,767

Industrial (7.82%)
3M Co#	3,592	446,665
A O Smith Corp	942	53,176
Agilent Technologies Inc#	1,952	250,344
Allegion plc	601	57,155
Amcor PLC	9,487	113,939
AMETEK Inc	1,502	180,480
Amphenol Corp	3,796	279,120
Ball Corp	2,136	119,210
The Boeing Co*	3,466	555,427
Carrier Global Corp	5,321	208,158
Caterpillar Inc	3,367	621,919
CH Robinson Worldwide Inc#	835	95,315
CSX Corp	13,726	434,428
Deere & Co#	1,762	643,571
Dover Corp	941	117,587
Eaton Corp PLC	2,529	345,563
Emerson Electric Co	3,793	310,040
Expeditors International of Washington Inc	1,105	113,693
FedEx Corp	1,505	317,269
Fortive Corp	2,032	128,687

S&P 500 Index FundPortfolio of Investments (Continued)8/31/22

See accompanying notes to financial statements.

S&P MidCap Index FundPortfolio of Investments 8/31/22

Security Description	Shares	Value

Common Stock (99.53%)

Basic Materials (5.61%)
Alcoa Corp(a)	9,686	$479,263
Ashland Inc	2,785	283,402
Avient Corp	4,838	212,050
Cabot Corp	3,138	225,842
The Chemours Co	8,419	283,973
Cleveland-Cliffs Inc*,(a)	25,413	438,883
Commercial Metals Co	6,656	269,635
Ingevity Corp*	2,033	142,595
Minerals Technologies Inc	1,876	109,296
MP Materials Corp*	1,957	68,475
NewMarket Corp	355	101,960
Olin Corp	7,299	398,963
Reliance Steel & Aluminum Co	3,258	612,439
Royal Gold Inc	3,477	319,536
RPM International Inc	6,878	640,754
Sensient Technologies Corp	2,347	186,985
Steel Dynamics Inc(a)	9,427	760,947
United States Steel Corp	13,728	313,959
Valvoline Inc	9,580	278,491
Total Basic Materials		6,127,448

Communications (1.92%)
Cable One Inc	262	297,370
Calix Inc*	2,919	171,783
Ciena Corp*	8,202	416,169

Security Description	Shares	Value

Iridium Communications Inc*	6,514	$289,156
The New York Times Co	8,025	244,682
TEGNA Inc	11,717	250,744
TripAdvisor Inc*	5,427	129,163
Viasat Inc*	3,475	131,981
World Wrestling Entertainment Inc	2,392	162,680
Total Communications		2,093,728

Consumer, Cyclical (14.72%)
Adient PLC*	5,245	174,134
American Eagle Outfitters Inc	8,412	94,719
AutoNation Inc*	1,871	233,127
BJ’s Wholesale Club Holdings Inc*	7,095	528,507
Boyd Gaming Corp	4,450	242,214
Brunswick Corp	4,107	306,834
Callaway Golf Co*	6,451	142,761
Capri Holdings Ltd*	7,747	365,503
Carter’s Inc	2,119	156,488
Casey’s General Stores Inc	1,962	419,417
Choice Hotels International Inc	1,626	186,518
Churchill Downs Inc	1,837	362,054
Columbia Sportswear Co	1,749	124,599
Cracker Barrel Old Country Store Inc	1,323	142,805
Crocs Inc*	3,306	243,652

Security Description	Shares	Value

Dana Inc	7,697	$119,073
Deckers Outdoor Corp*	1,466	471,422
Dick’s Sporting Goods Inc	3,053	324,748
FirstCash Holdings Inc	2,071	161,455
Five Below Inc*	2,967	379,420
Foot Locker Inc	4,774	175,874
Fox Factory Holding Corp*	2,181	203,291
GameStop Corp*,#	12,308	352,501
The Gap Inc	11,312	103,392
Gentex Corp	12,664	345,601
The Goodyear Tire & Rubber Co*	13,550	190,107
Hanesbrands Inc	18,591	161,928
Harley-Davidson Inc	7,734	298,300
IAA Inc*	7,144	266,185
JetBlue Airways Corp*	16,855	131,300
KB Home	4,767	136,575
Kohl’s Corp	6,763	192,204
Lear Corp	3,046	422,297
Leggett & Platt Inc	7,100	271,362
Light & Wonder Inc*	5,107	251,418
Lithia Motors Inc	1,500	398,160
Macy’s Inc	14,982	259,488
Marriott Vacations Worldwide Corp	2,090	297,658
Mattel Inc*	18,495	409,109
MillerKnoll Inc	3,558	98,485
MSC Industrial Direct Co Inc	2,536	200,877

Security Description	Shares	Value

Total Investments (Cost $82,625,488) (104.99%)		$220,991,998
Liabilities in Excess of Other Assets (-4.99%)		(10,494,791)
Net Assets (100.00%)		$210,497,207

*Non-income producing security.

#Loaned security; a portion of the security is on loan at August 31, 2022.

(a)A portion of these securities, a total of $12,302,336, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at August 31, 2022:
Contracts - $50 times premium / delivery month / commitment / exchange
S&P 500 E-MINI	Notional Amount	Value	Unrealized Loss
3 / SEP 2022 / Long / CME	$636,588	$593,475	$(43,113)

Security Description	Shares	Value

NextEra Energy Inc	12,449	$1,058,903
NiSource Inc	2,050	60,496
NRG Energy Inc#	1,663	68,649
Pinnacle West Capital Corp	806	60,732
PPL Corp	4,645	135,077
Public Service Enterprise Group Inc	3,151	202,798
Sempra Energy	1,939	319,877
The Southern Co	6,719	517,833
WEC Energy Group Inc	2,060	212,468
Xcel Energy Inc#	3,432	254,826
Total Utilities		6,598,104

Total Common Stock (Cost $71,399,872)		209,766,415

United States Treasury Bills (0.19%)
2.258%, 09/27/2022 (Cost $399,373)	400,000	399,341

Collateral Received for Securities on Loan (5.14%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 2.47% (Cost $10,826,242)		10,826,242

Security Description	Shares	Value

Zebra Technologies Corp*	348	$104,971
Total Technology		49,207,682

Utilities (3.13%)
The AES Corp	4,344	110,555
Alliant Energy Corp	1,583	96,626
Ameren Corp	1,682	155,787
American Electric Power Co Inc	3,242	324,848
American Water Works Co Inc	1,183	175,616
Atmos Energy Corp	820	92,972
CenterPoint Energy Inc	2,979	93,928
CMS Energy Corp	1,870	126,300
Consolidated Edison Inc	2,227	217,667
Constellation Energy Corp	2,068	168,728
Dominion Energy Inc	5,130	419,634
DTE Energy Co	1,258	163,968
Duke Energy Corp	4,806	513,809
Edison International	2,433	164,884
Entergy Corp	1,304	150,351
Evergy Inc	1,567	107,387
Eversource Energy	2,274	203,955
Exelon Corp	6,205	272,462
FirstEnergy Corp	3,716	146,968

See accompanying notes to financial statements.

S&P MidCap Index FundPortfolio of Investments (Continued) 8/31/22

Security Description	Shares	Value

Murphy USA Inc	1,171	$339,789
Nordstrom Inc	6,132	104,919
Nu Skin Enterprises Inc	2,657	108,778
Ollie’s Bargain Outlet Holdings Inc*	3,186	176,218
Papa John’s International Inc	1,724	139,351
Polaris Inc	3,018	341,849
RH*	865	221,362
The Scotts Miracle-Gro Co	2,158	144,478
Skechers USA Inc*	7,149	270,232
Taylor Morrison Home Corp*	6,640	166,730
Tempur Sealy International Inc	9,212	230,392
Texas Roadhouse Inc	3,628	322,021
Thor Industries Inc	2,934	237,683
Toll Brothers Inc	5,799	253,938
Travel + Leisure Co	4,573	193,895
Under Armour Inc - Class A*	4,953	41,704
Under Armour Inc - Class C*	5,322	40,394
Univar Solutions Inc*	9,058	228,443
Victoria’s Secret & Co*	3,564	119,180
Visteon Corp*	1,554	186,216
Watsco Inc	1,747	475,236
The Wendy’s Co	9,014	172,889
Williams-Sonoma Inc	3,683	547,846
Wingstop Inc	1,645	187,300
Wyndham Hotels & Resorts Inc	4,956	323,825
YETI Holdings Inc*	4,150	153,094
Total Consumer, Cyclical		16,073,324

Consumer, Non-Cyclical (16.87%)
Acadia Healthcare Co Inc*	4,932	404,079
Amedisys Inc*	1,813	214,750
Arrowhead Pharmaceuticals Inc*	5,525	219,398
ASGN Inc*	2,803	271,050
Avis Budget Group Inc*	1,803	301,786
Azenta Inc	3,937	207,519
BellRing Brands Inc*	5,935	140,600
The Boston Beer Co Inc*	514	173,259
The Brink’s Co	2,467	136,376
Bruker Corp	5,362	300,272
Celsius Holdings Inc*	1,513	156,580
Chemed Corp	787	374,762
Coca-Cola Consolidated Inc	121	57,394
Coty Inc*	17,865	134,166
Darling Ingredients Inc*,(a)	8,589	653,279
Encompass Health Corp	5,273	256,110
Envista Holdings Corp*	8,546	316,971
Euronet Worldwide Inc*	2,652	235,126
Exelixis Inc*	16,697	296,205
Flowers Foods Inc	10,549	287,988
FTI Consulting Inc*	1,812	291,007
Globus Medical Inc*	4,207	249,012
Graham Holdings Co	224	126,656
Grand Canyon Education Inc*	1,699	138,265
Grocery Outlet Holding Corp*	4,882	195,866
GXO Logistics Inc*	5,224	231,841
H&R Block Inc	8,393	377,685

Security Description	Shares	Value

Haemonetics Corp*	2,814	$211,134
The Hain Celestial Group Inc*	4,840	98,058
Halozyme Therapeutics Inc*	7,274	296,270
HealthEquity Inc*	4,363	288,307
Helen of Troy Ltd*	1,277	157,876
ICU Medical Inc*	1,078	171,402
Inari Medical Inc*	1,706	118,311
Ingredion Inc	3,551	309,186
Insperity Inc	1,902	207,356
Integra LifeSciences Holdings Corp*	3,953	188,598
Jazz Pharmaceuticals PLC*	3,129	485,683
John Wiley & Sons Inc	2,306	106,145
Lancaster Colony Corp	1,051	177,146
LHC Group Inc*	1,631	263,358
LivaNova PLC*	2,820	158,625
ManpowerGroup Inc	2,874	210,722
Masimo Corp*	2,684	394,253
Medpace Holdings Inc*	1,415	208,868
Neogen Corp*,#	5,208	108,847
Neurocrine Biosciences Inc*	5,016	524,824
NuVasive Inc*	2,872	122,089
Omnicell Inc*	2,324	237,722
Option Care Health Inc*	7,340	227,246
Patterson Cos Inc	4,569	127,429
Paylocity Holding Corp*	2,089	503,449
Penumbra Inc*	1,871	307,162
Performance Food Group Co*	8,145	407,087
Perrigo Co PLC	7,087	265,196
Pilgrim’s Pride Corp*	2,700	76,869
Post Holdings Inc*	2,932	260,244
Progyny Inc*	3,648	146,686
QuidelOrtho Corp*	2,295	181,902
R1 RCM Inc*	7,094	155,004
Repligen Corp*	2,730	598,880
Sabre Corp*	16,503	118,657
Service Corp International	8,348	515,155
Shockwave Medical Inc*	1,882	558,691
Sotera Health Co*	2,599	43,949
Sprouts Farmers Market Inc*	6,052	174,903
STAAR Surgical Co*	2,560	242,150
Syneos Health Inc*	5,484	329,643
Tandem Diabetes Care Inc*	3,340	152,772
Tenet Healthcare Corp*	5,708	322,502
United Therapeutics Corp*	2,379	539,129
WEX Inc*	2,445	377,141
Total Consumer, Non-Cyclical		18,424,628

Energy (5.88%)
Antero Midstream Corp	17,306	174,271
ChampionX Corp	10,834	236,290
CNX Resources Corp*,#	10,236	180,870
DT Midstream Inc	5,076	280,246
EQT Corp	15,515	741,617
Equitrans Midstream Corp	20,127	186,577
First Solar Inc*	5,240	668,362
HF Sinclair Corp	7,866	413,988
Matador Resources Co	5,862	349,375
Murphy Oil Corp	8,004	311,916

Security Description	Shares	Value

NOV Inc	20,707	$365,893
PDC Energy Inc	5,123	347,903
Range Resources Corp*	13,142	431,846
Southwestern Energy Co*	58,705	439,700
SunPower Corp*	4,397	105,528
Sunrun Inc*	10,914	360,489
Targa Resources Corp(a)	12,118	826,811
Total Energy		6,421,682

Financial (23.29%)
Banks (6.99%)
Associated Banc-Corp	7,874	157,795
Bank of Hawaii Corp	2,220	173,204
Bank OZK	5,938	240,667
Cadence Bank	9,650	245,882
Cathay General Bancorp	4,150	174,051
Commerce Bancshares Inc	5,915	406,775
Cullen/Frost Bankers Inc	3,002	390,140
East West Bancorp Inc	7,519	542,646
First Financial Bankshares Inc	6,790	288,643
First Horizon Corp(a)	28,096	635,532
FNB Corp	17,881	213,142
Fulton Financial Corp	8,643	140,276
Glacier Bancorp Inc	5,299	268,553
Hancock Whitney Corp	4,789	230,973
Home BancShares Inc	8,489	199,746
International Bancshares Corp	3,086	128,779
Old National Bancorp	15,533	259,246
PacWest Bancorp	6,472	170,408
Pinnacle Financial Partners Inc	4,033	325,503
Prosperity Bancshares Inc	4,925	349,084
Synovus Financial Corp	7,761	311,682
Texas Capital Bancshares Inc*	2,817	166,288
UMB Financial Corp	2,395	214,281
Umpqua Holdings Corp	11,390	202,059
United Bankshares Inc	6,634	246,121
Valley National Bancorp	21,550	250,411
Webster Financial Corp	9,529	448,339
Wintrust Financial Corp	3,023	254,960
		7,635,186
Diversified Financial Service (2.58%)
Affiliated Managers Group Inc	2,034	259,050
Bread Financial Holdings Inc	2,799	107,566
Evercore Inc	2,101	196,843
Federated Hermes Inc	4,810	163,829
Interactive Brokers Group Inc	4,471	275,369
Janus Henderson Group PLC	8,514	199,228
Jefferies Financial Group Inc	10,474	336,111
Navient Corp	7,778	119,703
SEI Investments Co	5,682	310,805
SLM Corp	14,674	224,219
Stifel Financial Corp	5,553	329,348
The Western Union Co	20,303	300,890
		2,822,961
Insurance (5.02%)
Alleghany Corp*	707	594,714
American Financial Group Inc	3,503	447,263
Brighthouse Financial Inc*	3,939	187,299

See accompanying notes to financial statements.

S&P MidCap Index FundPortfolio of Investments (Continued) 8/31/22

Security Description	Shares	Value

Oshkosh Corp	3,453	$275,411
Owens Corning	5,105	417,232
Regal Rexnord Corp	3,588	493,673
Ryder System Inc	2,850	217,854
Saia Inc*	1,395	288,528
Silgan Holdings Inc	4,332	197,323
Simpson Manufacturing Co Inc	2,135	197,786
Sonoco Products Co	5,211	328,397
Stericycle Inc*	5,074	254,157
TD SYNNEX Corp	2,202	212,009
Terex Corp	3,952	131,285
Tetra Tech Inc	2,865	389,096
The Timken Co	3,540	222,985
TopBuild Corp*	1,687	310,003
The Toro Co	5,486	454,954
Trex Co Inc*	6,113	286,027
Universal Display Corp	2,297	256,644
Valmont Industries Inc	1,124	311,146
Vicor Corp*	1,141	81,171
Vishay Intertechnology Inc	7,033	138,339
Vontier Corp	8,953	196,250
Watts Water Technologies Inc	1,449	200,715
Werner Enterprises Inc	2,668	106,160
Woodward Inc	3,285	305,735
Worthington Industries Inc	755	38,497
XPO Logistics Inc*	5,224	273,842
Total Industrial		21,626,602

Technology (7.43%)
ACI Worldwide Inc*	6,501	154,074
Amkor Technology Inc	5,309	106,870
Aspen Technology Inc*	1,511	318,217
Blackbaud Inc*	2,228	116,524
CACI International Inc*	1,248	350,526
Cirrus Logic Inc*	3,052	234,058
CommVault Systems Inc*	2,533	137,517
Concentrix Corp	2,269	285,395
Envestnet Inc*	3,017	158,000
Fair Isaac Corp*	1,382	621,071
Genpact Ltd	9,154	430,055
IPG Photonics Corp*	1,370	124,108
KBR Inc	7,461	360,366
Kyndryl Holdings Inc*	9,501	99,000
Lattice Semiconductor Corp*	7,228	389,589
Lumentum Holdings Inc*	3,621	302,535
MACOM Technology Solutions Holdings Inc*	1,284	70,813
Manhattan Associates Inc*	3,360	474,634
Maximus Inc	3,258	197,402
MKS Instruments Inc	2,939	292,754
NCR Corp*	7,171	222,660
Power Integrations Inc	3,211	229,683
Qualys Inc*	1,539	233,774
Science Applications International Corp	2,858	260,278
Semtech Corp*	3,441	158,940
Silicon Laboratories Inc*	2,009	251,788
SiTime Corp*	786	83,638
Synaptics Inc*	2,090	241,625

Security Description	Shares	Value

Savings&Loans (0.33%)
New York Community Bancorp Inc	24,647	$241,294
Washington Federal Inc	3,601	115,268
		356,562

Total Financial		25,439,386

Industrial (19.79%)
Acuity Brands Inc	1,892	310,156
AECOM	7,417	542,554
AGCO Corp	3,276	356,134
AptarGroup Inc	3,441	353,769
Arrow Electronics Inc*	3,581	375,325
Avnet Inc	5,137	225,463
Axon Enterprise Inc*	3,457	403,363
Belden Inc	2,251	147,395
Builders FirstSource Inc*	9,086	532,530
Carlisle Cos Inc(a)	2,713	802,126
Chart Industries Inc*	1,893	366,977
Clean Harbors Inc*	2,652	311,398
Cognex Corp(a)	9,365	394,360
Crane Holdings Co	2,500	235,900
Curtiss-Wright Corp	2,022	297,618
Donaldson Co Inc	6,656	341,786
Dycom Industries Inc*	1,554	174,234
Eagle Materials Inc	2,077	248,451
EMCOR Group Inc	2,689	319,776
Energizer Holdings Inc	3,289	92,421
EnerSys	2,359	147,131
Enovis Corp*	2,165	109,657
Esab Corp	2,165	88,960
Flowserve Corp	6,904	210,365
Fluor Corp*	7,046	186,296
GATX Corp	1,939	187,327
Graco Inc	8,996	574,305
Greif Inc	1,407	94,339
Hexcel Corp	4,444	260,729
Hubbell Inc	2,882	594,557
II-VI Inc*	6,619	312,615
ITT Inc	4,382	317,826
Jabil Inc	7,569	456,411
Kennametal Inc	4,431	103,863
Kirby Corp*	3,327	223,109
Knight-Swift Transportation Holdings Inc	8,796	444,286
Landstar System Inc	2,028	297,366
Lennox International Inc	1,737	417,088
Lincoln Electric Holdings Inc	3,147	430,163
Littelfuse Inc	1,304	309,335
Louisiana-Pacific Corp	4,319	234,219
MasTec Inc*	3,168	255,024
MDU Resources Group Inc	11,113	335,057
Mercury Systems Inc*	3,236	155,749
The Middleby Corp*	2,900	417,078
MSA Safety Inc	1,931	229,519
National Instruments Corp	6,872	273,231
Novanta Inc*	1,873	250,401
nVent Electric PLC	8,909	293,641

Security Description	Shares	Value

CNO Financial Group Inc	6,772	$124,673
Essent Group Ltd	5,929	237,101
First American Financial Corp	5,825	311,638
The Hanover Insurance Group Inc	1,892	244,806
Kemper Corp	3,169	145,774
Kinsale Capital Group Inc	1,181	299,478
Mercury General Corp	1,634	52,125
MGIC Investment Corp	16,627	237,600
Old Republic International Corp	15,070	329,129
Primerica Inc	2,091	265,034
Reinsurance Group of America Inc	3,603	451,672
RenaissanceRe Holdings Ltd	2,314	312,992
RLI Corp	2,209	242,460
Selective Insurance Group Inc	3,316	263,357
Unum Group	10,833	410,029
Voya Financial Inc	5,373	330,601
		5,487,745
Real Estate (8.37%)
Apartment Income REIT Corp	8,250	337,013
Brixmor Property Group Inc	15,740	338,095
Corporate Office Properties Trust	5,953	153,826
Cousins Properties Inc	7,880	211,578
Douglas Emmett Inc	9,604	187,470
EastGroup Properties Inc	2,141	353,329
EPR Properties	4,167	181,223
First Industrial Realty Trust Inc	6,844	346,854
Healthcare Realty Trust Inc	19,987	486,084
Highwoods Properties Inc	5,523	167,954
Hudson Pacific Properties Inc	8,369	110,554
Independence Realty Trust Inc	11,696	227,487
JBG SMITH Properties	5,705	125,339
Jones Lang LaSalle Inc*	2,569	444,437
Kilroy Realty Corp	5,682	277,111
Kite Realty Group Trust	11,573	224,053
Lamar Advertising Co	4,619	433,678
Life Storage Inc(a)	4,366	555,574
The Macerich Co	9,276	88,771
Medical Properties Trust Inc(a)	31,572	461,267
National Retail Properties Inc	9,304	417,750
National Storage Affiliates Trust	3,823	193,138
Omega Healthcare Investors Inc	12,731	415,794
Park Hotels & Resorts Inc	13,160	184,240
Pebblebrook Hotel Trust	6,963	122,688
Physicians Realty Trust	11,481	191,273
PotlatchDeltic Corp	3,706	172,033
Rayonier Inc	7,791	276,736
Rexford Industrial Realty Inc	8,064	501,661
Sabra Health Care REIT Inc	11,960	179,041
SL Green Realty Corp	3,571	157,731
Spirit Realty Capital Inc	6,787	277,249
STORE Capital Corp	12,450	335,901
		9,136,932

See accompanying notes to financial statements.

S&P MidCap Index FundPortfolio of Investments (Continued) 8/31/22

Security Description	Shares	Value

Portland General Electric Co	4,692	$242,436
Southwest Gas Holdings Inc	3,218	250,521
Spire Inc	2,739	191,429
UGI Corp	11,082	437,739
Total Utilities		4,391,194

Total Common Stock (Cost $78,794,273)		108,717,845

United States Treasury Bills (0.46%)
2.258%, 09/27/2022 (Cost $499,218)	500,000	499,176

Collateral Received for Securities on Loan (0.48%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 2.47% (Cost $528,218)		528,218

Security Description	Shares	Value

Total Investments (Cost $79,821,710) (100.47%)		$109,745,239
Liabilities in Excess of Other Assets (-0.47%)		(518,402)
Net Assets (100.00%)		$109,226,837

*Non-income producing security.

#Loaned security; a portion of the security is on loan at August 31, 2022.

(a)A portion of these securities, a total of $6,753,312, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at August 31, 2022:
Contracts - $100 times premium / delivery month / commitment / exchange
S&P MidCap E-MINI	Notional Amount	Value	Unrealized Loss
2 / SEP 2022 / Long / CME	$511,550	$486,060	$(25,490)

Security Description	Shares	Value

Teradata Corp*	5,506	$181,140
Wolfspeed Inc*,(a)	6,568	745,271
Xerox Holdings Corp	6,258	104,008
Ziff Davis Inc*	2,375	183,540
Total Technology		8,119,853

Utilities (4.02%)
ALLETE Inc	2,880	170,438
Black Hills Corp	3,364	253,915
Essential Utilities Inc	11,853	582,575
Hawaiian Electric Industries Inc	5,793	226,622
IDACORP Inc	2,677	292,435
National Fuel Gas Co	4,832	344,377
New Jersey Resources Corp	5,111	225,600
NorthWestern Corp	2,732	144,741
OGE Energy Corp	10,609	430,089
ONE Gas Inc	2,835	221,895
Ormat Technologies Inc	1,769	165,366
PNM Resources Inc	4,449	211,016

Security Description	Shares	Value

Communications (3.87%)
A10 Networks Inc	3,745	$52,056
ADTRAN Holdings Inc	3,950	91,798
AMC Networks Inc*	1,982	53,098
ATN International Inc	779	36,496
CalAmp Corp*	2,444	15,104
Cars.com Inc*	4,119	52,517
Cogent Communications Holdings Inc	2,695	143,509
Consolidated Communications Holdings Inc*	5,162	29,630
ePlus Inc*	1,798	84,722
The EW Scripps Co*	3,903	58,350
Extreme Networks Inc*	7,992	114,525
Gannett Co Inc*	9,383	21,769
Gogo Inc*	4,207	62,516
Harmonic Inc*	6,868	77,334
HealthStream Inc*	1,832	40,542
InterDigital Inc	1,985	99,568
Liquidity Services Inc*	1,928	33,721
NETGEAR Inc*	1,998	47,133
OptimizeRx Corp*	1,119	17,759
Perficient Inc*	2,092	163,385
QuinStreet Inc*	3,238	38,888
Scholastic Corp	1,976	90,718
Shenandoah Telecommunications Co	3,229	71,974
Shutterstock Inc	1,461	80,954
TechTarget Inc*	1,557	101,049
Telephone and Data Systems Inc	6,350	103,315
Thryv Holdings Inc*	1,075	27,499
Viavi Solutions Inc*	14,793	208,285

Security Description	Shares	Value

Yelp Inc*	4,191	$143,206
Total Communications		2,161,420

Consumer, Cyclical (14.21%)
Abercrombie & Fitch Co*	3,721	53,545
Academy Sports & Outdoors Inc	5,484	236,251
Allegiant Travel Co*	873	84,245
American Axle & Manufacturing Holdings Inc*	7,476	77,377
America’s Car-Mart Inc*	397	32,002
Asbury Automotive Group Inc*	1,392	242,876
Bed Bath & Beyond Inc*,#	6,028	57,447
Big Lots Inc	1,911	39,309
BJ’s Restaurants Inc*	1,372	34,410
Bloomin’ Brands Inc	5,356	108,298
Boot Barn Holdings Inc*	1,856	123,647
Brinker International Inc*	2,790	68,383
The Buckle Inc	1,891	61,041
Caleres Inc	2,523	64,387
The Cato Corp	1,556	16,820
Cavco Industries Inc*	542	126,833
Century Communities Inc	1,701	79,420
The Cheesecake Factory Inc	3,118	95,473
Chico’s FAS Inc*	8,496	48,257
The Children’s Place Inc*	943	39,776
Chuy’s Holdings Inc*	1,345	30,034
Cinemark Holdings Inc*	6,765	95,251
Conn’s Inc*	1,366	13,127
Dave & Buster’s Entertainment Inc*	2,448	101,200

Security Description	Shares	Value

Common Stock (99.28%)

Basic Materials (5.17%)
AdvanSix Inc	1,786	$64,760
American Vanguard Corp	1,902	37,907
Arconic Corp*	6,331	159,605
ATI Inc*	8,015	239,889
Balchem Corp(a)	2,039	268,781
Carpenter Technology Corp	2,804	95,252
Century Aluminum Co*	3,179	24,542
Clearwater Paper Corp*	1,183	50,325
Compass Minerals International Inc	2,139	86,608
GCP Applied Technologies Inc*	3,238	101,738
Glatfelter Corp	3,163	15,404
Hawkins Inc	1,183	45,333
HB Fuller Co	3,369	218,513
Innospec Inc	1,552	145,050
Kaiser Aluminum Corp	1,057	75,850
Koppers Holdings Inc	1,482	33,834
Livent Corp*,(a)	9,782	314,785
Mativ Holdings Inc	3,544	83,709
Mercer International Inc	2,867	46,503
Quaker Chemical Corp	854	148,869
Rayonier Advanced Materials Inc*	3,576	16,164
Rogers Corp*,(a)	1,190	298,119
Stepan Co	1,381	143,942
Sylvamo Corp	2,257	100,301
Trinseo PLC	2,275	60,356
Unifi Inc*	1,046	11,883
Total Basic Materials		2,888,022

S&P SmallCap Index FundPortfolio of Investments 8/31/22

See accompanying notes to financial statements.

Security Description	Shares	Value

Designer Brands Inc	3,952	$67,421
Dine Brands Global Inc	1,098	73,127
Dorman Products Inc*	1,852	167,884
El Pollo Loco Holdings Inc*	1,399	12,661
Ethan Allen Interiors Inc	1,450	34,467
Fossil Group Inc*	3,328	14,077
Genesco Inc*	894	50,583
Gentherm Inc*	2,093	125,371
G-III Apparel Group Ltd*	2,872	60,513
GMS Inc*	2,817	135,779
Golden Entertainment Inc*	1,277	48,858
Green Brick Partners Inc*	1,442	35,127
Group 1 Automotive Inc	1,100	196,449
Guess? Inc#	2,510	43,850
Haverty Furniture Cos Inc	1,111	29,797
Hawaiian Holdings Inc*	3,036	45,510
Healthcare Services Group Inc	4,744	66,748
Hibbett Inc	956	56,022
HNI Corp	2,445	78,240
Installed Building Products Inc	1,478	133,848
Interface Inc	4,184	46,735
iRobot Corp*	1,698	99,978
Jack in the Box Inc	1,024	81,777
KAR Auction Services Inc*	7,573	110,566
Kontoor Brands Inc	3,132	116,604
La-Z-Boy Inc	2,792	73,681
LCI Industries	1,627	188,520
LGI Homes Inc*	1,345	127,654
LL Flooring Holdings Inc*	1,940	15,792
M/I Homes Inc*	1,897	82,026
The Marcus Corp	1,646	26,484
MarineMax Inc*	1,369	49,749
MDC Holdings Inc	3,636	113,007
Meritage Homes Corp*	2,392	187,413
Methode Electronics Inc	2,332	94,353
Monarch Casino & Resort Inc*	854	51,573
Motorcar Parts of America Inc*	1,357	20,165
Movado Group Inc	1,175	37,471
National Vision Holdings Inc*,#	5,124	170,271
The ODP Corp*	3,016	107,822
Oxford Industries Inc	1,009	107,691
Patrick Industries Inc	1,482	78,502
PC Connection Inc	791	39,297
PetMed Express Inc	1,445	29,724
PriceSmart Inc	1,558	98,575
Resideo Technologies Inc*	8,667	180,447
Ruth’s Hospitality Group Inc	1,944	35,420
Sally Beauty Holdings Inc*	6,888	102,493
ScanSource Inc*	1,608	46,584
Shake Shack Inc*	2,372	113,050
Shoe Carnival Inc	1,280	30,451
Signet Jewelers Ltd	2,982	194,933
SkyWest Inc*	3,356	71,449
Sleep Number Corp*	1,501	62,186
Sonic Automotive Inc	1,339	71,221
Sonos Inc*	8,012	120,500
Standard Motor Products Inc	1,301	47,747

Security Description	Shares	Value

Steven Madden Ltd	4,819	$140,281
Sun Country Airlines Holdings Inc*	981	19,542
Titan International Inc*	3,341	46,874
Tri Pointe Homes Inc*	6,971	120,807
Tupperware Brands Corp*	3,285	36,923
UniFirst Corp	959	172,869
Universal Electronics Inc*	997	22,163
Urban Outfitters Inc*	2,009	40,441
Veritiv Corp*	911	108,582
Vista Outdoor Inc*	3,609	101,485
Wabash National Corp	3,495	57,493
Winnebago Industries Inc	2,107	121,321
Wolverine World Wide Inc	5,154	100,709
World Fuel Services Corp	4,080	105,264
XPEL Inc*	1,041	71,340
Zumiez Inc*	1,394	36,188
Total Consumer, Cyclical		7,939,934

Consumer, Non-Cyclical (19.18%)
The Aaron’s Co Inc	2,245	26,716
ABM Industries Inc	4,338	201,283
Addus HomeCare Corp*	991	88,417
Adtalem Global Education Inc*,#	2,841	107,077
Alarm.com Holdings Inc*	2,918	194,339
American Public Education Inc*	1,102	11,384
AMN Healthcare Services Inc*,(a)	2,814	288,829
Amphastar Pharmaceuticals Inc*	2,454	72,638
The Andersons Inc	2,041	75,578
AngioDynamics Inc*	2,694	59,645
ANI Pharmaceuticals Inc*	753	27,778
Anika Therapeutics Inc*	1,022	23,097
Arcus Biosciences Inc*	2,864	68,965
Arlo Technologies Inc*	5,260	32,033
Artivion Inc*	2,686	59,522
Avanos Medical Inc*	3,101	76,378
Avid Bioservices Inc*	3,882	66,848
B&G Foods Inc#	4,291	92,943
BioLife Solutions Inc*	1,847	43,608
Calavo Growers Inc	1,095	46,034
Cal-Maine Foods Inc	2,229	119,497
Cara Therapeutics Inc*	1,387	14,314
Cardiovascular Systems Inc*	2,591	34,227
Central Garden & Pet Co*	702	28,024
Central Garden & Pet Co - Class A*	2,610	98,554
The Chefs’ Warehouse Inc*	1,825	60,846
Coherus Biosciences Inc*	4,320	48,298
Collegium Pharmaceutical Inc*	1,483	26,071
Community Health Systems Inc*	7,521	20,006
CONMED Corp	1,871	165,714
Corcept Therapeutics Inc*	5,978	154,352
CoreCivic Inc*	7,761	73,962
CorVel Corp*	591	91,830

Security Description	Shares	Value

Covetrus Inc*	6,600	$137,742
Cross Country Healthcare Inc*	2,325	59,009
Cutera Inc*	1,019	48,657
Cytokinetics Inc*	5,392	285,560
Deluxe Corp	2,788	53,641
Dynavax Technologies Corp*	7,524	86,300
Eagle Pharmaceuticals Inc*	724	23,725
Edgewell Personal Care Co	3,507	136,633
elf Beauty Inc*	2,547	97,117
Embecta Corp	3,576	114,146
Emergent BioSolutions Inc*	3,037	72,949
Enanta Pharmaceuticals Inc*	1,144	69,647
Enhabit Inc*	1,564	25,962
The Ensign Group Inc	3,306	282,002
EVERTEC Inc	3,795	127,512
Forrester Research Inc*	760	31,608
Fresh Del Monte Produce Inc	1,961	53,614
Fulgent Genetics Inc*	1,246	54,164
The GEO Group Inc*	6,097	49,873
Glaukos Corp*	2,792	135,552
Green Dot Corp*	3,393	68,844
Hanger Inc*	2,316	43,147
Harmony Biosciences Holdings Inc*	1,410	61,913
Heidrick & Struggles International Inc	1,373	39,076
Heska Corp*	688	62,656
Hostess Brands Inc*	8,716	202,037
Innoviva Inc*	4,184	55,061
Inogen Inc*	1,194	34,184
Integer Holdings Corp*	2,079	131,123
Inter Parfums Inc	1,165	91,476
Ironwood Pharmaceuticals Inc*	9,681	104,168
iTeos Therapeutics Inc*	1,290	28,612
J & J Snack Foods Corp	935	139,343
John B Sanfilippo & Son Inc	629	50,779
The Joint Corp*	851	15,522
Kelly Services Inc	2,377	38,293
Korn Ferry	3,492	212,733
Lantheus Holdings Inc*,(a)	4,264	336,003
LeMaitre Vascular Inc	1,174	57,972
Ligand Pharmaceuticals Inc*	1,059	97,841
LiveRamp Holdings Inc*	4,290	85,157
Medifast Inc	695	87,209
Meridian Bioscience Inc*	2,867	93,436
Merit Medical Systems Inc*	3,169	187,700
MGP Ingredients Inc	853	93,369
ModivCare Inc*	822	89,039
Monro Inc	2,226	103,086
Myriad Genetics Inc*	4,997	111,633
National Beverage Corp	1,539	85,353
Nektar Therapeutics*	11,864	46,744
NeoGenomics Inc*	7,328	73,646
OraSure Technologies Inc*	4,421	18,082
Organogenesis Holdings Inc*	3,226	11,581
Orthofix Medical Inc*	1,364	27,144
Owens & Minor Inc	4,502	132,854
Pacira BioSciences Inc*	2,858	149,988
Pediatrix Medical Group Inc*	5,538	98,687

S&P SmallCap Index FundPortfolio of Investments (Continued) 8/31/22

See accompanying notes to financial statements.

S&P SmallCap Index FundPortfolio of Investments (Continued) 8/31/22

Security Description	Shares	Value

The Bancorp Inc*	3,287	$77,968
Tompkins Financial Corp	798	57,169
Triumph Bancorp Inc*	1,485	91,936
TrustCo Bank Corp NY	1,388	46,276
Trustmark Corp	3,968	125,151
United Community Banks Inc	6,727	225,556
Veritex Holdings Inc	3,196	96,232
Walker & Dunlop Inc	1,860	186,856
Westamerica BanCorp	1,692	94,667
		5,666,520
Diversified Financial Service (1.83%)
B Riley Financial Inc	1,016	50,566
Blucora Inc*	3,171	63,674
Brightsphere Investment Group Inc	2,258	38,589
Encore Capital Group Inc*	1,562	85,410
Enova International Inc*	2,136	74,632
EZCORP Inc*	4,257	37,249
LendingTree Inc*	727	22,166
Mr Cooper Group Inc*	4,570	193,311
Piper Sandler Cos	918	105,175
PRA Group Inc*	2,747	101,474
StoneX Group Inc*	1,067	99,060
Virtus Investment Partners Inc	449	85,871
WisdomTree Investments Inc	7,365	36,899
World Acceptance Corp*	265	30,804
		1,024,880
Insurance (2.87%)
Ambac Financial Group Inc*	3,262	49,224
American Equity Investment Life Holding Co	4,861	184,718
AMERISAFE Inc	1,293	61,831
Assured Guaranty Ltd	4,033	205,965
eHealth Inc*	1,677	10,733
Employers Holdings Inc	1,761	68,961
Genworth Financial Inc*	32,702	138,002
HCI Group Inc	459	21,936
Horace Mann Educators Corp	2,613	93,467
James River Group Holdings Ltd	2,043	48,542
NMI Holdings Inc*	5,506	113,038
Palomar Holdings Inc*	1,266	100,381
ProAssurance Corp	3,557	76,084
Safety Insurance Group Inc	941	84,737
Selectquote Inc*	7,890	8,758
SiriusPoint Ltd*	5,736	25,640
Stewart Information Services Corp	1,698	85,987
Trupanion Inc*	2,205	155,629
United Fire Group Inc	1,524	44,851
Universal Insurance Holdings Inc	2,188	26,125
		1,604,609
Real Estate (8.76%)
Acadia Realty Trust	5,770	91,916
Agree Realty Corp(a)	4,485	337,810
Alexander & Baldwin Inc	4,568	85,559
American Assets Trust Inc	3,246	90,109
Anywhere Real Estate Inc*	7,684	75,073

Security Description	Shares	Value

Par Pacific Holdings Inc*	2,639	$49,613
Patterson-UTI Energy Inc#	12,535	186,772
PBF Energy Inc*	5,984	204,413
ProPetro Holding Corp*	5,328	48,804
Ranger Oil Corp	964	37,586
REX American Resources Corp*	990	29,997
RPC Inc	3,687	29,312
SM Energy Co(a)	7,601	334,976
SunCoke Energy Inc	5,463	36,001
Talos Energy Inc*	1,436	29,768
US Silica Holdings Inc*	4,697	65,899
Warrior Met Coal Inc	3,238	105,397
Total Energy		2,670,329

Financial (25.51%)
Banks (10.14%)
Allegiance Bancshares Inc	1,202	50,917
Ameris Bancorp	4,211	196,569
BancFirst Corp	1,006	108,507
BankUnited Inc	5,147	190,696
Banner Corp	2,195	133,368
Central Pacific Financial Corp	1,761	38,372
City Holding Co	952	80,930
Columbia Banking System Inc	4,632	138,728
Community Bank System Inc(a)	3,471	226,934
Customers Bancorp Inc*	1,891	65,599
CVB Financial Corp	8,024	210,550
Dime Community Bancshares Inc	1,639	51,235
Eagle Bancorp Inc	2,012	97,642
FB Financial Corp	2,073	82,132
First Bancorp	2,219	80,794
First BanCorp/Puerto Rico	12,629	180,595
First Commonwealth Financial Corp	5,896	79,478
First Financial Bancorp	5,905	127,430
First Hawaiian Inc	7,746	199,150
Flagstar Bancorp Inc	3,398	130,925
Hanmi Financial Corp	1,915	47,339
Heritage Financial Corp	2,370	61,596
Hilltop Holdings Inc	3,128	82,579
HomeStreet Inc	1,321	45,984
Hope Bancorp Inc	7,571	109,552
Independent Bank Corp	3,019	236,176
Independent Bank Group Inc	2,326	156,679
Lakeland Financial Corp	1,632	122,955
National Bank Holdings Corp	2,037	81,745
NBT Bancorp Inc	2,730	105,869
OFG Bancorp	3,140	85,408
Park National Corp	928	122,338
Pathward Financial Inc	1,867	61,536
Preferred Bank	877	59,496
Renasant Corp	3,511	117,057
S&T Bancorp Inc	2,541	75,315
Seacoast Banking Corp of Florida	3,573	115,479
ServisFirst Bancshares Inc	3,122	263,372
Simmons First National Corp	6,990	164,894
Southside Bancshares Inc	2,091	78,789

Security Description	Shares	Value

The Pennant Group Inc*	1,684	$26,388
Perdoceo Education Corp*	4,611	53,395
Phibro Animal Health Corp	1,453	21,519
Prestige Consumer Healthcare Inc*	3,220	162,868
PROG Holdings Inc*	3,561	66,021
Quanex Building Products Corp	2,375	52,963
RadNet Inc*	2,988	60,029
REGENXBIO Inc*	1,997	58,912
Rent-A-Center Inc	3,850	99,484
Resources Connection Inc	2,156	42,128
Select Medical Holdings Corp	6,675	171,147
Seneca Foods Corp*	442	23,351
The Simply Good Foods Co*	5,356	163,626
SpartanNash Co	2,264	68,894
Strategic Education Inc	1,425	92,198
Stride Inc*	2,690	102,597
Supernus Pharmaceuticals Inc*	3,522	120,558
Surmodics Inc*	970	32,679
Tootsie Roll Industries Inc	1,145	41,025
TreeHouse Foods Inc*	3,542	165,057
TrueBlue Inc*	2,412	49,542
uniQure NV*	2,283	44,610
United Natural Foods Inc*	3,630	160,010
Universal Corp	1,631	83,246
US Physical Therapy Inc	855	70,632
USANA Health Sciences Inc*	735	47,422
Vanda Pharmaceuticals Inc*	3,820	40,416
Varex Imaging Corp*	2,748	57,955
Vector Group Ltd	8,486	83,163
Vericel Corp*	2,991	74,625
Viad Corp*	1,455	55,552
Vir Biotechnology Inc*	4,602	109,298
WD-40 Co	885	167,407
WW International Inc*	3,363	17,555
Xencor Inc*	3,700	97,643
Zimvie Inc*	1,311	19,953
Total Consumer, Non-Cyclical		10,713,579

Energy (4.78%)
Archrock Inc	8,479	62,660
Bristow Group Inc*	1,489	43,196
Callon Petroleum Co*	3,051	129,851
Civitas Resources Inc	4,510	303,027
CONSOL Energy Inc	1,985	142,483
Core Laboratories NV	2,961	47,820
DMC Global Inc*	786	17,544
Dril-Quip Inc*	2,345	51,895
FutureFuel Corp	1,848	13,472
Green Plains Inc*	3,445	126,190
Helix Energy Solutions Group Inc*	9,162	39,580
Helmerich & Payne Inc(a)	6,602	282,236
Laredo Petroleum Inc*	645	50,058
Nabors Industries Ltd*	420	55,654
NOW Inc*	5,519	66,890
Oceaneering International Inc*	6,554	58,003
Oil States International Inc*	4,333	21,232

See accompanying notes to financial statements.

S&P SmallCap Index FundPortfolio of Investments (Continued) 8/31/22

Security Description	Shares	Value

Enerpac Tool Group Corp	3,859	$74,865
EnPro Industries Inc	1,297	117,456
ESCO Technologies Inc	1,684	137,128
Exponent Inc(a)	3,308	310,489
Fabrinet*	2,343	240,954
FARO Technologies Inc*	1,177	39,488
Federal Signal Corp	3,821	152,343
Forward Air Corp	1,722	167,103
Franklin Electric Co Inc	2,481	215,475
Frontdoor Inc*	5,176	121,532
Gibraltar Industries Inc*	2,180	91,233
Granite Construction Inc	2,886	86,522
The Greenbrier Cos Inc	2,166	61,753
Griffon Corp	3,050	95,618
Harsco Corp*	5,252	29,779
Haynes International Inc	896	35,562
Heartland Express Inc	3,348	50,722
Hillenbrand Inc	4,641	193,390
Hub Group Inc*	2,139	170,714
Ichor Holdings Ltd*	1,611	49,490
Insteel Industries Inc	1,310	37,859
Itron Inc*	2,868	136,459
John Bean Technologies Corp	1,987	205,178
Kaman Corp	1,860	58,999
Knowles Corp*	6,051	91,673
Lindsay Corp	723	115,940
Marten Transport Ltd	3,797	75,219
Materion Corp	1,352	116,691
Matson Inc	2,647	194,978
Matthews International Corp	2,048	51,220
Mesa Laboratories Inc	287	49,037
Moog Inc	1,898	142,312
Mueller Industries Inc	3,631	229,370
Myers Industries Inc	2,544	49,150
MYR Group Inc*	1,085	100,840
National Presto Industries Inc	360	24,559
NV5 Global Inc*	742	104,444
O-I Glass Inc*	10,182	132,468
Olympic Steel Inc	587	15,450
OSI Systems Inc*	1,028	85,653
Park Aerospace Corp	1,578	18,163
PGT Innovations Inc*	3,924	82,090
Plexus Corp*	1,779	166,746
Powell Industries Inc	713	17,583
Proto Labs Inc*	1,786	68,582
Sanmina Corp*	4,055	196,749
SPX Technologies Inc*	2,841	162,107
Standex International Corp	817	73,865
Sturm Ruger & Co Inc	1,189	62,125
Tennant Co	1,234	74,472
TimkenSteel Corp*	2,857	43,826
Tredegar Corp	1,767	18,041
Trinity Industries Inc	4,405	107,394
Triumph Group Inc*	3,587	46,595
TTM Technologies Inc*	6,638	104,416
UFP Industries Inc(a)	3,958	314,226
Total Industrial		9,238,879

Security Description	Shares	Value

Uniti Group Inc	14,870	$139,629
Universal Health Realty Income Trust	828	42,137
Urban Edge Properties	6,914	108,757
Urstadt Biddle Properties Inc	2,141	35,798
Veris Residential Inc*	5,085	68,342
Washington Real Estate Investment Trust	5,482	107,502
Whitestone REIT	2,907	28,605
Xenia Hotels & Resorts Inc*	7,194	114,097
		4,892,919
Savings & Loans (1.91%)
Axos Financial Inc*	3,322	138,793
Banc of California Inc	3,213	54,235
Berkshire Hills Bancorp Inc	3,076	86,774
Brookline Bancorp Inc	5,218	65,068
Capitol Federal Financial Inc	8,349	75,642
Northfield Bancorp Inc	3,099	45,679
Northwest Bancshares Inc	7,972	112,166
Pacific Premier Bancorp Inc	5,653	185,192
Provident Financial Services Inc	4,301	99,912
WSFS Financial Corp	4,209	203,505
		1,066,966

Total Financial		14,255,894

Industrial (16.54%)
AAON Inc	2,637	151,575
AAR Corp*	2,190	93,907
Advanced Energy Industries Inc	2,372	212,982
Aerojet Rocketdyne Holdings Inc*	4,783	206,004
AeroVironment Inc*	1,474	130,670
Alamo Group Inc	650	84,994
Albany International Corp	2,054	181,142
American Woodmark Corp*	1,115	57,790
Apogee Enterprises Inc	1,595	65,140
Applied Industrial Technologies Inc	2,422	256,780
ArcBest Corp	1,556	125,305
Arcosa Inc	3,115	182,072
Astec Industries Inc	1,504	57,423
Atlas Air Worldwide Holdings Inc*	1,275	127,398
AZZ Inc	1,564	66,642
Badger Meter Inc	1,884	178,396
Barnes Group Inc	2,934	91,101
Benchmark Electronics Inc	2,427	66,621
Boise Cascade Co	2,535	158,007
Brady Corp	3,056	142,226
CIRCOR International Inc*	1,426	23,244
Comfort Systems USA Inc	2,255	226,267
Comtech Telecommunications Corp	1,747	19,724
CTS Corp	2,147	90,861
Dorian LPG Ltd	2,072	30,148
DXP Enterprises Inc*	1,147	30,487
Encore Wire Corp	1,275	165,878

Security Description	Shares	Value

Apollo Commercial Real Estate Finance Inc	8,591	$100,085
Armada Hoffler Properties Inc	3,969	52,113
ARMOUR Residential REIT Inc	4,218	29,948
Brandywine Realty Trust	10,779	86,555
CareTrust REIT Inc	6,403	137,921
Centerspace	832	62,716
Chatham Lodging Trust*	3,361	40,870
Community Healthcare Trust Inc	1,456	53,712
DiamondRock Hospitality Co*	13,438	117,314
Diversified Healthcare Trust	15,727	22,961
Douglas Elliman Inc	4,243	19,560
Easterly Government Properties Inc	5,311	95,332
Ellington Financial Inc	3,507	51,483
Essential Properties Realty Trust Inc	7,581	171,634
Four Corners Property Trust Inc	4,936	132,729
Franklin BSP Realty Trust Inc	3,736	48,194
Franklin Street Properties Corp	6,376	17,917
Getty Realty Corp	2,449	73,666
Global Net Lease Inc	5,985	82,413
Granite Point Mortgage Trust Inc	3,929	37,011
Hersha Hospitality Trust*	2,572	24,948
Industrial Logistics Properties Trust	4,361	32,664
Innovative Industrial Properties Inc	1,708	156,658
Invesco Mortgage Capital Inc	2,004	31,844
iStar Inc	4,376	60,258
KKR Real Estate Finance Trust Inc	2,854	54,968
LTC Properties Inc	2,624	117,791
LXP Industrial Trust	17,951	180,587
Marcus & Millichap Inc	1,681	62,836
New York Mortgage Trust Inc	24,542	68,718
NexPoint Residential Trust Inc	1,473	77,804
Office Properties Income Trust	3,225	56,663
Orion Office REIT Inc	3,501	34,555
PennyMac Mortgage Investment Trust	6,332	94,030
RE/MAX Holdings Inc	1,277	29,065
Ready Capital Corp	2,655	34,781
Redwood Trust Inc	7,449	57,730
Retail Opportunity Investments Corp	7,888	132,124
RPT Realty	5,757	55,440
Safehold Inc	946	35,976
Saul Centers Inc	843	37,336
Service Properties Trust	10,635	72,743
SITE Centers Corp	11,541	149,571
The St Joe Co	2,077	79,341
Summit Hotel Properties Inc	6,976	54,831
Sunstone Hotel Investors Inc*	13,489	146,895
Tanger Factory Outlet Centers Inc	6,168	95,111
Two Harbors Investment Corp	20,244	98,183

See accompanying notes to financial statements.

S&P SmallCap Index FundPortfolio of Investments (Continued) 8/31/22

Security Description	Shares	Value

OneSpan Inc*	2,332	$26,841
Onto Innovation Inc*	3,158	224,186
PDF Solutions Inc*	1,992	52,549
Photronics Inc*	4,101	68,897
Pitney Bowes Inc	9,991	28,874
Progress Software Corp	2,859	137,604
Rambus Inc*	6,889	177,667
Simulations Plus Inc	871	52,304
SMART Global Holdings Inc*	2,976	54,610
SPS Commerce Inc*	2,276	277,945
TTEC Holdings Inc	1,178	61,668
Ultra Clean Holdings Inc*	2,695	78,883
Unisys Corp*	3,709	34,531
Veeco Instruments Inc*	3,181	67,246
Xperi Holding Corp	6,541	104,067
Total Technology		4,407,079

Utilities (2.13%)
American States Water Co	2,386	197,966
Avista Corp	4,542	184,541
California Water Service Group	3,304	193,383
Chesapeake Utilities Corp	1,108	139,940
Middlesex Water Co	1,127	100,044
Northwest Natural Holding Co	2,034	96,839
South Jersey Industries Inc	6,618	224,018
Unitil Corp	1,026	53,444
Total Utilities		1,190,175

Total Common Stock (Cost $42,597,034)		55,465,311

United States Treasury Bills (0.54%)
2.258%, 09/27/2022 (Cost $299,533)	300,000	299,505

Security Description	Shares	Value

Right (0.01%)
Lantheus Holdings Inc*,(b) (Cost $0)	6,190	$6,552

Collateral Received for Securities on Loan (1.18%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 2.47% (Cost $659,361)		659,361

Total Investments (Cost $43,555,928) (101.01%)		$56,430,729
Liabilities in Excess of Other Assets (-1.01%)		(564,893)
Net Assets (100.00%)		$55,865,836

*Non-income producing security.

#Loaned security; a portion of the security is on loan at August 31, 2022.

(a)A portion of these securities, a total of $3,015,114, have been pledged or segregated in connection with obligations for futures contracts.

(b)Level 3 security fair valued under procedures established by the Fund, represents 0.01% of net assets. The total value of the fair value of such securities is $6,552.

Futures contracts at August 31, 2022:
Contracts - $50 times premium / delivery month / commitment / exchange
Russell 2000 MINI	Notional Amount	Value	Unrealized Loss
4 / SEP 2022 / Long / CME	$388,895	$368,920	$(19,975)

Security Description	Shares	Value

Technology (7.89%)
3D Systems Corp*	8,262	$83,694
8x8 Inc*	6,972	36,324
Agilysys Inc*	1,224	63,366
Allscripts Healthcare Solutions Inc*	7,943	135,031
Alpha & Omega Semiconductor Ltd*	1,334	51,572
Apollo Medical Holdings Inc*	2,391	103,124
Axcelis Technologies Inc*	2,091	139,972
Cerence Inc*	2,459	49,205
CEVA Inc*	1,480	43,320
Cohu Inc*	2,793	74,936
Computer Programs and Systems Inc*	894	27,276
Consensus Cloud Solutions Inc*	1,021	51,407
Corsair Gaming Inc*,#	2,073	31,903
CSG Systems International Inc	2,056	118,940
Diebold Nixdorf Inc*	5,500	19,140
Digi International Inc*	2,028	67,147
Digital Turbine Inc*	5,553	102,564
Diodes Inc*	2,808	199,845
Donnelley Financial Solutions Inc*	1,960	83,202
Ebix Inc	1,594	41,476
ExlService Holdings Inc*,(a)	2,097	351,688
FormFactor Inc*	4,926	144,233
Insight Enterprises Inc*	2,197	200,191
Kulicke & Soffa Industries Inc	3,721	156,431
LivePerson Inc*	4,137	47,989
ManTech International Corp	1,736	166,500
MaxLinear Inc*	4,450	159,889
NetScout Systems Inc*	4,707	149,400
NextGen Healthcare Inc*	3,468	59,442

Shelton Equity Income FundPortfolio of Investments 8/31/22

Security Description	Shares	Value

Common Stock (90.58%)

Basic Materials (1.12%)
Dow Inc(a)	17,600	$897,600
Linde PLC(a)	3,700	1,046,582
Newmont Corp(a)	34,200	1,414,512
Sensient Technologies Corp(a)	8,500	677,195
Total Basic Materials		4,035,889

Communications (14.19%)
Alphabet Inc - Class A*,(a)	40,600	4,393,732
Alphabet Inc - Class C*,(a)	40,600	4,431,490
Amazon.com Inc*,(a)	72,800	9,228,855
AT&T Inc(a)	274,600	4,816,484
Booking Holdings Inc*,(a)	1,500	2,813,715
Cisco Systems Inc(a)	69,500	3,108,040
Comcast Corp(a)	120,000	4,342,800
eBay Inc(a)	29,000	1,279,770

Security Description	Shares	Value

Meta Platforms Inc*,(a)	19,000	$3,095,670
Motorola Solutions Inc(a)	6,100	1,484,801
T-Mobile US Inc*,(a)	23,800	3,426,248
Verizon Communications Inc(a)	110,300	4,611,643
The Walt Disney Co*,(a)	33,500	3,754,680
Warner Bros Discovery Inc*,(a)	30,191	399,729
Total Communications		51,187,657

Consumer, Cyclical (8.18%)
Amerityre Corp*	20,000,000	740,000
Costco Wholesale Corp(a)	10,000	5,221,000
DR Horton Inc(a)	35,300	2,511,595
Ford Motor Co(a)	64,000	975,360
Hilton Worldwide Holdings Inc(a)	14,000	1,783,040
LKQ Corp(a)	27,000	1,436,940
McDonald’s Corp(a)	6,700	1,690,276

Security Description	Shares	Value

NIKE Inc(a)	26,600	$2,831,570
PACCAR Inc(a)	21,000	1,837,710
Southwest Airlines Co*,(a)	41,400	1,519,380
Starbucks Corp(a)	33,000	2,774,310
Target Corp(a)	18,400	2,950,256
The TJX Cos Inc(a)	52,000	3,242,200
Total Consumer, Cyclical		29,513,637

Consumer, Non-Cyclical (22.45%)
Abbott Laboratories(a)	29,200	2,997,380
AbbVie Inc(a)	20,400	2,742,984
AmerisourceBergen Corp(a)	43,000	6,302,080
Archer-Daniels-Midland Co(a)	36,000	3,164,040
Biogen Inc*,(a)	9,800	1,914,724
Bristol-Myers Squibb Co(a)	79,800	5,379,318
Centene Corp*,(a)	21,000	1,884,540
The Coca-Cola Co(a)	82,200	5,072,562
Colgate-Palmolive Co(a)	3,400	265,914

See accompanying notes to financial statements.

Security Description	Shares	Value

Fiserv Inc*,(a)	6,500	$ 657,735
Intel Corp(a)	89,000	2,840,880
Intuit Inc(a)	4,400	1,899,832
Microsoft Corp(a)	31,900	8,340,893
NetApp Inc(a)	62,700	4,522,551
NVIDIA Corp(a)	39,000	5,886,660
Oracle Corp(a)	70,500	5,227,575
Salesforce Inc*,(a)	23,900	3,731,268
Seagate Technology Holdings PLC(a)	40,000	2,678,400
Texas Instruments Inc(a)	31,600	5,220,636
Total Technology		54,529,940

Utilities (3.42%)
American Water Works Co Inc(a)	34,000	5,047,300
Dominion Energy Inc(a)	10,400	850,720
Duke Energy Corp(a)	9,000	962,190
NextEra Energy Inc(a)	11,300	961,178
Public Service Enterprise Group Inc(a)	19,000	1,222,840
The Southern Co(a)	43,000	3,314,010
Total Utilities		12,358,238

Total Common Stock (Cost $349,937,862)		326,840,441

United States Treasury Bills (9.32%)
2.258%, 09/27/2022 (Cost $33,647,248)	33,700,000	33,644,441

Total Investments (Cost $383,585,109) (99.90%)		$360,484,882
Other Net Assets (0.10%)		365,279
Net Assets (100.00%)		$360,850,161

*Non-income producing security.

(a)A portion of these securities, a total of $300,620,237, have been pledged or segregated in connection with written options.

Security Description	Shares	Value

Diversified Financial Service (5.57%)
American Express Co(a)	1,800	$273,600
The Charles Schwab Corp(a)	97,000	6,882,150
Discover Financial Services(a)	8,000	803,920
Intercontinental Exchange Inc(a)	32,500	3,277,625
Mastercard Inc(a)	13,500	4,378,995
Visa Inc(a)	22,500	4,470,975
		20,087,265
Insurance (2.76%)
Aflac Inc(a)	53,500	3,178,970
Berkshire Hathaway Inc*,(a)	24,200	6,795,360
		9,974,330
Real Estate (2.20%)
American Tower Corp(a)	8,000	2,032,400
CBRE Group Inc*,(a)	27,500	2,171,400
Extra Space Storage Inc(a)	18,800	3,736,124
		7,939,924

Total Financial		52,887,100

Industrial (7.03%)
Atlas Corp(a)	25,000	358,750
The Boeing Co*,(a)	34,500	5,528,625
Caterpillar Inc(a)	10,200	1,884,042
Deere & Co(a)	2,200	803,550
General Dynamics Corp(a)	17,500	4,006,275
Lockheed Martin Corp(a)	2,800	1,176,308
Masco Corp(a)	24,000	1,220,880
Packaging Corp of America(a)	13,000	1,779,960
Raytheon Technologies Corp(a)	43,700	3,922,075
Union Pacific Corp(a)	15,700	3,524,807
Westrock Co(a)	28,200	1,144,638
Total Industrial		25,349,910

Technology (15.11%)
Adobe Inc*,(a)	14,700	5,489,568
Apple Inc(a)	51,100	8,033,942

Security Description	Shares	Value

Conagra Brands Inc(a)	127,800	$4,393,764
CVS Health Corp(a)	31,000	3,042,650
Eli Lilly & Co(a)	6,400	1,927,872
The Estee Lauder Cos Inc(a)	6,400	1,628,032
Gilead Sciences Inc(a)	7,000	444,290
HCA Healthcare Inc(a)	13,000	2,572,310
Johnson & Johnson(a)	36,600	5,905,044
McKesson Corp(a)	13,300	4,881,100
Merck & Co Inc(a)	36,800	3,141,248
Organon & Co(a)	1,000	28,530
PayPal Holdings Inc*,(a)	35,300	3,298,432
Pfizer Inc(a)	109,000	4,930,070
The Procter & Gamble Co(a)	38,500	5,310,690
Sprouts Farmers Market Inc*,(a)	60,000	1,734,000
UnitedHealth Group Inc(a)	15,500	8,049,615
Total Consumer, Non-Cyclical		81,011,189

Energy (4.42%)
BP PLC(a)	25,200	777,168
Chevron Corp(a)	30,000	4,741,800
ConocoPhillips(a)	35,000	3,830,750
Exxon Mobil Corp(a)	55,700	5,324,363
Schlumberger NV(a)	20,000	763,000
Shell PLC(a)	10,000	529,800
Total Energy		15,966,881

Financial (14.66%)
Banks (4.13%)
Bank of America Corp(a)	90,000	3,024,900
Citigroup Inc(a)	21,800	1,064,058
The Goldman Sachs Group Inc(a)	4,700	1,563,549
JPMorgan Chase & Co(a)	38,400	4,367,232
Morgan Stanley(a)	26,100	2,224,242
US Bancorp(a)	10,000	456,100
Wells Fargo & Co(a)	50,000	2,185,500
		14,885,581

Shelton Equity Income FundPortfolio of Investments (Continued) 8/31/22

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value

Abbott Laboratories	9/16/2022	(150)	$115.00	$1,725,000	$(1,500)
Abbott Laboratories	10/21/2022	(120)	110.00	1,320,000	(17,400)
AbbVie Inc	9/16/2022	(74)	140.00	1,036,000	(5,550)
Adobe Inc	9/16/2022	(60)	410.00	2,460,000	(23,400)
Aflac Inc	9/16/2022	(75)	60.00	450,000	(8,250)
Alphabet Inc - Class A	9/16/2022	(60)	115.00	690,000	(4,800)
Alphabet Inc - Class C	9/16/2022	(60)	115.00	690,000	(6,300)
Amazon.com Inc	9/16/2022	(140)	140.00	1,960,000	(7,420)
American Express Co	9/16/2022	(18)	170.00	306,000	(396)
American Tower Corp	10/21/2022	(30)	280.00	840,000	(5,670)
American Water Works Co Inc	9/16/2022	(100)	155.00	1,550,000	(10,900)
AmerisourceBergen Corp	9/16/2022	(175)	155.00	2,712,500	(11,375)
Apple Inc	9/16/2022	(140)	160.00	2,240,000	(40,180)
Archer-Daniels-Midland Co	9/16/2022	(360)	92.50	3,330,000	(24,120)
AT&T Inc	9/16/2022	(46)	18.00	82,800	(736)
Bank of America Corp	9/16/2022	(300)	36.00	1,080,000	(3,900)
Berkshire Hathaway Inc	9/16/2022	(142)	310.00	4,402,000	(1,562)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Continued) 8/31/22

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value

Biogen Inc	9/16/2022	(20)	$230.00	$460,000	$(2,520)
The Boeing Co	9/16/2022	(25)	165.00	412,500	(10,400)
Booking Holdings Inc	9/16/2022	(3)	2,000.00	600,000	(7,965)
BP PLC	9/16/2022	(100)	31.00	310,000	(8,700)
Bristol-Myers Squibb Co	9/16/2022	(320)	70.00	2,240,000	(18,880)
Caterpillar Inc	9/16/2022	(45)	200.00	900,000	(3,150)
CBRE Group Inc	9/16/2022	(190)	85.00	1,615,000	(4,750)
Centene Corp	10/21/2022	(70)	97.50	682,500	(10,920)
The Charles Schwab Corp	9/16/2022	(300)	72.50	2,175,000	(48,000)
Chevron Corp	9/16/2022	(90)	160.00	1,440,000	(36,000)
Cisco Systems Inc	9/16/2022	(250)	47.50	1,187,500	(3,000)
Citigroup Inc	9/16/2022	(75)	52.50	393,750	(1,575)
The Coca-Cola Co	9/16/2022	(300)	65.00	1,950,000	(3,000)
Colgate-Palmolive Co	9/16/2022	(10)	80.00	80,000	(800)
Comcast Corp	10/21/2022	(400)	40.00	1,600,000	(17,200)
Conagra Brands Inc	9/16/2022	(550)	36.00	1,980,000	(5,500)
ConocoPhillips	9/16/2022	(140)	105.00	1,470,000	(113,400)
CVS Health Corp	9/16/2022	(120)	103.00	1,236,000	(5,040)
Deere & Co	9/16/2022	(7)	395.00	276,500	(1,036)
Discover Financial Services	9/16/2022	(20)	105.00	210,000	(3,400)
Dominion Energy Inc	9/16/2022	(55)	85.00	467,500	(1,100)
Dow Inc	9/16/2022	(55)	53.50	294,250	(2,805)
DR Horton Inc	9/16/2022	(70)	80.00	560,000	(1,540)
Duke Energy Corp	9/16/2022	(25)	110.00	275,000	(1,500)
eBay Inc	9/16/2022	(70)	50.00	350,000	(490)
eBay Inc	10/21/2022	(55)	47.50	261,250	(6,215)
Eli Lilly & Co	9/16/2022	(25)	325.00	812,500	(3,625)
The Estee Lauder Cos Inc	9/16/2022	(35)	300.00	1,050,000	(175)
Extra Space Storage Inc	9/16/2022	(55)	200.00	1,100,000	(21,450)
Exxon Mobil Corp	9/16/2022	(110)	100.00	1,100,000	(15,510)
Fiserv Inc	9/16/2022	(15)	105.00	157,500	(1,200)
Ford Motor Co	9/16/2022	(100)	16.00	160,000	(2,900)
General Dynamics Corp	9/16/2022	(40)	230.00	920,000	(19,600)
Gilead Sciences Inc	9/16/2022	(60)	67.50	405,000	(540)
The Goldman Sachs Group Inc	9/16/2022	(20)	345.00	690,000	(6,100)
HCA Healthcare Inc	9/16/2022	(50)	210.00	1,050,000	(6,250)
Hilton Worldwide Holdings Inc	9/16/2022	(65)	135.00	877,500	(8,775)
Intercontinental Exchange Inc	9/16/2022	(105)	110.00	1,155,000	(1,575)
Intuit Inc	9/16/2022	(15)	470.00	705,000	(4,425)
Johnson & Johnson	9/16/2022	(120)	165.00	1,980,000	(13,680)
JPMorgan Chase & Co	9/16/2022	(250)	125.00	3,125,000	(4,000)
Linde PLC	9/16/2022	(37)	320.00	1,184,000	(1,295)
LKQ Corp	9/16/2022	(270)	55.00	1,485,000	(12,150)
Lockheed Martin Corp	9/16/2022	(10)	440.00	440,000	(1,940)
Masco Corp	9/16/2022	(175)	55.00	962,500	(3,500)
Mastercard Inc	9/16/2022	(30)	370.00	1,110,000	(570)
Mastercard Inc	10/21/2022	(30)	340.00	1,020,000	(28,050)
McDonald’s Corp	9/16/2022	(30)	260.00	780,000	(3,870)
McKesson Corp	9/16/2022	(50)	375.00	1,875,000	(24,500)
Merck & Co Inc	9/16/2022	(258)	90.00	2,322,000	(5,676)
Meta Platforms Inc	9/16/2022	(30)	165.00	495,000	(16,050)
Microsoft Corp	9/16/2022	(103)	300.00	3,090,000	(1,545)
Morgan Stanley	9/16/2022	(50)	87.50	437,500	(6,250)
Motorola Solutions Inc	9/16/2022	(15)	250.00	375,000	(4,275)
NetApp Inc	9/16/2022	(150)	75.00	1,125,000	(12,750)
Newmont Corp	9/16/2022	(72)	45.00	324,000	(1,656)
NextEra Energy Inc	9/16/2022	(40)	90.00	360,000	(1,120)
NIKE Inc	9/16/2022	(90)	120.00	1,080,000	(1,440)

See accompanying notes to financial statements.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value

NVIDIA Corp	9/16/2022	(125)	$175.00	$2,187,500	$(8,250)
Oracle Corp	9/16/2022	(130)	77.50	1,007,500	(20,150)
Organon & Co	9/16/2022	(10)	30.00	30,000	(250)
PACCAR Inc	9/16/2022	(100)	92.50	925,000	(2,500)
Packaging Corp of America	9/16/2022	(70)	150.00	1,050,000	(2,625)
PayPal Holdings Inc	9/16/2022	(100)	100.00	1,000,000	(15,000)
Pfizer Inc	10/21/2022	(400)	50.00	2,000,000	(17,200)
The Procter & Gamble Co	9/16/2022	(70)	155.00	1,085,000	(70)
The Procter & Gamble Co	10/21/2022	(190)	160.00	3,040,000	(3,230)
Public Service Enterprise Group Inc	9/16/2022	(25)	65.00	162,500	(2,125)
Raytheon Technologies Corp	9/16/2022	(330)	95.00	3,135,000	(14,850)
Salesforce Inc	9/16/2022	(57)	175.00	997,500	(2,679)
Schlumberger NV	9/16/2022	(40)	41.00	164,000	(2,160)
Seagate Technology Holdings PLC	9/16/2022	(130)	85.00	1,105,000	(520)
Shell PLC	9/16/2022	(50)	55.00	275,000	(3,450)
The Southern Co	9/16/2022	(135)	80.00	1,080,000	(4,725)
Southwest Airlines Co	9/16/2022	(150)	40.00	600,000	(3,450)
Sprouts Farmers Market Inc	9/16/2022	(100)	30.00	300,000	(4,000)
Starbucks Corp	9/16/2022	(80)	90.00	720,000	(5,200)
Target Corp	9/16/2022	(14)	170.00	238,000	(1,750)
Texas Instruments Inc	9/16/2022	(90)	175.00	1,575,000	(8,100)
The TJX Cos Inc	9/16/2022	(100)	65.00	650,000	(6,000)
T-Mobile US Inc	9/16/2022	(75)	150.00	1,125,000	(8,475)
Union Pacific Corp	9/16/2022	(83)	240.00	1,992,000	(4,399)
UnitedHealth Group Inc	9/16/2022	(75)	530.00	3,975,000	(43,725)
UnitedHealth Group Inc	9/16/2022	(42)	580.00	2,436,000	(1,512)
US Bancorp	9/16/2022	(40)	50.00	200,000	(300)
Verizon Communications Inc	9/16/2022	(300)	44.00	1,320,000	(4,200)
Visa Inc	9/16/2022	(48)	215.00	1,032,000	(1,968)
The Walt Disney Co	9/16/2022	(45)	120.00	540,000	(2,970)
Wells Fargo & Co	9/16/2022	(350)	47.50	1,662,500	(4,200)
Westrock Co	9/16/2022	(100)	45.00	450,000	(1,000)
Total Written Call Options (Premiums Received $2,233,516)				$122,113,050	$(929,820)

Shelton Equity Income FundPortfolio of Investments (Continued) 8/31/22

Security Description	Shares	Value

Common Stock (98.60%)

Communications (26.37%)
Internet (20.96%)
Airbnb Inc*	33,338	$3,771,195
Alphabet Inc Class A*	315,380	34,130,424
Alphabet Inc - Class C*	329,480	35,962,742
Amazon.com Inc*,#,(a)	534,863	67,804,583
Baidu Inc*,#	18,849	2,713,691
Booking Holdings Inc*	3,571	6,698,518
eBay Inc	48,827	2,154,736
JD.com Inc	44,198	2,806,131
Match Group Inc*	24,310	1,374,244
MercadoLibre Inc*	4,333	3,706,275
Meta Platforms Inc*,(a)	180,539	29,415,219
Netflix Inc*	38,524	8,612,425

Security Description	Shares	Value

Okta Inc*	12,676	$1,158,586
Palo Alto Networks Inc*,#	8,689	4,838,122
Pinduoduo Inc*	38,481	2,743,695
VeriSign Inc*	9,260	1,687,357
		209,577,943
Media (2.23%)
Charter Communications Inc*,#	14,640	6,040,903
Comcast Corp	389,907	14,110,734
Sirius XM Holdings Inc#	344,861	2,100,203
		22,251,840
Telecommunications (3.18%)
Cisco Systems Inc	361,245	16,154,876
T-Mobile US Inc*	108,632	15,638,663
		31,793,539

Total Communications		263,623,322

Security Description	Shares	Value

Consumer, Cyclical (10.30%)
Copart Inc*	20,628	$2,468,140
Costco Wholesale Corp	38,656	20,182,298
Dollar Tree Inc*,#	19,086	2,589,588
Fastenal Co	50,023	2,517,658
Lucid Group Inc*,#	141,385	2,168,846
Lululemon Athletica Inc*	10,837	3,250,667
Marriott International Inc#	27,968	4,299,800
O’Reilly Automotive Inc*	5,732	3,995,892
PACCAR Inc	30,194	2,642,277
Ross Stores Inc	30,906	2,666,261
Starbucks Corp	100,029	8,409,438
Tesla Inc*	163,386	45,030,815
Walgreens Boots Alliance Inc#	75,284	2,639,457
Total Consumer, Cyclical		102,861,137

Nasdaq 100 Index FundPortfolio of Investments 8/31/22

See accompanying notes to financial statements.

Security Description	Shares	Value

Consumer, Non-Cyclical (12.42%)
Align Technology Inc*	6,858	$1,671,295
Amgen Inc	46,591	11,195,817
AstraZeneca PLC#	49,607	3,094,485
Automatic Data Processing Inc	36,648	8,957,138
Biogen Inc*	12,488	2,439,905
Cintas Corp	8,993	3,658,712
Dexcom Inc*	33,292	2,736,935
Gilead Sciences Inc	109,396	6,943,364
IDEXX Laboratories Inc*	7,374	2,563,350
Illumina Inc*	13,593	2,740,893
Intuitive Surgical Inc*	31,069	6,392,136
Keurig Dr Pepper Inc	121,770	4,641,872
The Kraft Heinz Co	106,457	3,981,492
Moderna Inc*	34,818	4,605,377
Mondelez International Inc	121,323	7,505,041
Monster Beverage Corp*	45,440	4,036,435
PayPal Holdings Inc*	101,308	9,466,220
PepsiCo Inc	120,252	20,715,812
Regeneron Pharmaceuticals Inc*	9,280	5,392,237
Seagen Inc*	15,903	2,453,674
Verisk Analytics Inc	14,016	2,623,235
Vertex Pharmaceuticals Inc*	22,112	6,230,277
Total Consumer, Non-Cyclical		124,045,702

Industrial (2.01%)
CSX Corp	189,631	6,001,821
Honeywell International Inc	59,873	11,336,953
Old Dominion Freight Line Inc#	9,988	2,710,843
Total Industrial		20,049,617

Technology (46.10%)
Computers (14.55%)
Apple Inc#,(a)	850,846	133,770,007
Cognizant Technology Solutions Corp	45,682	2,885,732
Crowdstrike Holdings Inc*	18,608	3,398,007
Fortinet Inc*	70,200	3,418,038
Zscaler Inc*	12,027	1,915,179
		145,386,963

Security Description	Shares	Value

Semiconductors (14.03%)
Advanced Micro Devices Inc*	142,181	$12,066,901
Analog Devices Inc	45,507	6,895,676
Applied Materials Inc	76,819	7,226,363
ASML Holding NV	7,471	3,660,342
Broadcom Inc	35,619	17,777,799
Intel Corp	356,628	11,383,566
KLA Corp	13,186	4,537,698
Lam Research Corp#	12,245	5,362,208
Marvell Technology Inc#	73,376	3,435,464
Microchip Technology Inc	47,650	3,109,163
Micron Technology Inc	97,289	5,499,747
NVIDIA Corp	184,437	27,838,921
NXP Semiconductors NV#	22,837	3,758,513
QUALCOMM Inc	97,408	12,884,156
Skyworks Solutions Inc	14,384	1,417,543
Texas Instruments Inc#	80,321	13,269,832
		140,123,892
Software (17.52%)
Activision Blizzard Inc	68,192	5,352,390
Adobe Inc*,#	41,381	15,453,321
ANSYS Inc*	7,588	1,884,100
Atlassian Corp PLC*	12,058	2,986,284
Autodesk Inc*	18,880	3,808,851
Cadence Design Systems Inc*	24,103	4,188,378
Datadog Inc*,#	24,691	2,591,320
DocuSign Inc*	17,109	996,086
Electronic Arts Inc	24,596	3,120,495
Fiserv Inc*	56,698	5,737,271
Intuit Inc	24,627	10,633,446
Microsoft Corp	393,168	102,801,637
NetEase Inc#	15,843	1,402,264
Paychex Inc	31,361	3,868,066
Splunk Inc*	13,549	1,219,816
Synopsys Inc*	13,096	4,531,478
Workday Inc*,#	17,044	2,804,761
Zoom Video Communications Inc*	21,068	1,693,867
		175,073,831

Total Technology		460,584,686

Security Description	Shares	Value

Utilities (1.40%)
American Electric Power Co Inc	44,789	$4,487,858
Constellation Energy Corp	28,005	2,284,928
Exelon Corp	84,015	3,689,099
Xcel Energy Inc	46,849	3,478,538
Total Utilities		13,940,423

Total Common Stock (Cost $481,183,695)		985,104,887

United States Treasury Bills (1.30%)
2.258%, 09/27/2022 (Cost $12,979,803)	13,000,000	12,978,568

Collateral Received for Securities on Loan (3.13%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 2.47% (Cost $31,281,598)		31,281,598

Total Investments (Cost $525,445,096) (103.03%)		$1,029,365,053
Liabilities in Excess of Other Assets (-3.03%)		(30,280,356)
Net Assets (100.00%)		$999,084,697

*Non-income producing security.

#Loaned security; a portion of the security is on loan at August 31, 2022.

(a)A portion of these securities, a total of $56,709,344, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at August 31, 2022:
Contracts - $20 times premium / delivery month / commitment / exchange
Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Loss
54 / SEP 2022 / Long / CME	$14,100,649	$13,268,124	$(832,525)

Nasdaq 100 Index FundPortfolio of Investments (Continued) 8/31/22

Shelton Green Alpha FundPortfolio of Investments 8/31/22

Security Description	Shares	Value

Common Stock (95.63%)

Basic Materials (2.15%)
Daqo New Energy Corp*	90,000	$6,000,300

Security Description	Shares	Value

Communications (4.58%)
SK Telecom Co Ltd	42,910	$916,129
Switch Inc	350,000	11,882,500
Total Communications		12,798,629

Security Description	Shares	Value

Consumer, Cyclical (6.33%)
Interface Inc	99,000	$1,105,830
QuantumScape Corp*	110,000	1,213,300
Rivian Automotive Inc*	40,000	1,308,400
Steelcase Inc	150,000	1,677,000
Tesla Inc*	45,000	12,402,450
Total Consumer, Cyclical		17,706,980

See accompanying notes to financial statements.

Shelton Green Alpha FundPortfolio of Investments (Continued) 8/31/22

Security Description	Shares	Value

Consumer, Non-Cyclical (14.37%)
Arcturus Therapeutics Holdings Inc*	53,000	$744,120
Block Inc*	19,000	1,309,290
Caribou Biosciences Inc*	202,000	1,993,740
CRISPR Therapeutics AG*	150,000	9,763,500
Danone SA	110,000	1,150,600
Editas Medicine Inc*	170,000	2,499,000
Illumina Inc*	6,900	1,391,316
Intellia Therapeutics Inc*	68,300	4,102,098
Invitae Corp*	190,000	577,600
Moderna Inc*	57,000	7,539,390
Natural Grocers by Vitamin Cottage Inc	285,000	4,092,600
Pacific Biosciences of California Inc*	330,000	1,933,800
Personalis Inc*	43,924	145,388
Pluri Inc*	50,000	48,520
Sprouts Farmers Market Inc*	100,000	2,890,000
Total Consumer, Non-Cyclical		40,180,962

Energy (26.40%)
Azure Power Global Ltd*	52,498	188,468
Canadian Solar Inc*	200,000	9,034,000
Enphase Energy Inc*	29,000	8,306,760
First Solar Inc*	62,000	7,908,100
JinkoSolar Holding Co Ltd*	299,000	18,200,130
Maxeon Solar Technologies Ltd*	200,000	3,970,000

Security Description	Shares	Value

SolarEdge Technologies Inc*	8,500	$2,345,745
SunPower Corp*	331,000	7,944,000
Sunrun Inc*	48,000	1,585,440
TPI Composites Inc*	230,000	4,275,700
Vestas Wind Systems A/S	1,220,000	10,113,800
Total Energy		73,872,143

Financial (13.48%)
Alexandria Real Estate Equities Inc	31,700	4,862,780
Digital Realty Trust Inc	30,000	3,708,900
Equinix Inc	5,900	3,878,483
Hannon Armstrong Sustainable Infrastructure Capital Inc	210,000	8,299,200
Horizon Technology Finance Corp	460,000	5,773,000
Hudson Pacific Properties Inc	342,000	4,517,820
Kilroy Realty Corp	72,000	3,511,440
Vornado Realty Trust	120,000	3,146,400
Total Financial		37,698,023

Industrial (2.25%)
ABB Ltd	110,000	3,032,700
Advanced Energy Industries Inc	19,000	1,706,010
Li-Cycle Holdings Corp*	100,000	721,000
Trex Co Inc*	18,000	842,220
Total Industrial		6,301,930

Security Description	Shares	Value

Technology (21.33%)
Analog Devices Inc	12,000	$1,818,360
Apple Inc	18,000	2,829,960
Applied Materials Inc	80,800	7,600,856
ASML Holding NV	9,900	4,850,406
Fortinet Inc*	52,500	2,556,225
Infineon Technologies AG	165,000	4,047,450
International Business Machines Corp	68,000	8,734,600
Lam Research Corp	15,000	6,568,650
QUALCOMM Inc	51,000	6,745,770
Rapid7 Inc*	19,000	1,092,500
Taiwan Semiconductor Manufacturing Co Ltd	121,000	10,085,350
Wolfspeed Inc*	24,000	2,723,280
Total Technology		59,653,407

Utilities (4.74%)
Brookfield Renewable Corp	345,000	13,244,550

Total Common Stock (Cost $244,096,070)		267,456,924

Total Investments (Cost $244,096,070) (95.63%)		$267,456,924
Other Net Assets (4.37%)		12,212,419
Net Assets (100.00%)		$279,669,343

*Non-income producing security.

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2022

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund		S&P MidCap Index Fund
Assets
Investments in securities
Cost of investments	$46,664,776	$16,348,643	$30,815,683	$82,625,488		$79,821,710
Market value of investments (Note 1)	46,264,690	15,552,131	30,815,683	220,991,998	(a)	109,745,239	(b)
Cash	98,207	181,794	115,232	71,560		51,528
Cash held at broker for options	—	—	—	—		—
Interest receivable	380,578	54,420	—	—		—
Dividend receivable	—	—	—	344,839		117,510
Receivable from investment advisor	—	173	13,260	—		—
Receivable for fund shares sold	1,176	58,238	479,365	90,194		2,760
Receivable for investment securities sold	—	—	—	—		—
Securities lending income receivable	—	—	—	1,488		5,106
Prepaid expenses	1,369	6,260	8,201	22,312		4,595
Total assets	$46,746,020	$15,853,016	$31,431,741	$221,522,391		$109,926,738

Liabilities
Written options, at value (premiums)	—	—	—	—		—
Variation margin payable	—	—	—	4,650		3,440
Cash due to Broker				—		—
Collateral for securities loaned	—	—	—	10,826,242		528,218
Payable to investment advisor	21,749	8,459	21,383	50,129		41,377
Payable for investments purchased	—	—	—	—		—
Payable for fund shares purchased	72,074	299	44,470	22,975		29,570
Distributions payable	15,677	672	748	—		—
Accrued 12b-1 fees	—	182	—	506		179
Accrued shareholder service fees	—	—	—	346		107
Accrued administration fees	3,200	1,062	2,013	14,749		7,609
Accrued CCO fees	1,499	68	158	10,000		5,130
Accrued custody fees	1,436	930	1,311	5,993		6,008
Accrued fund accounting fees	13,649	4,732	4,324	35,819		24,968
Accrued printing fees	4,149	2,569	1,207	2,972		3,522
Accrued state registration fees	9,901	32,360	11,674	19,396		19,796
Accrued transfer agent fees	5,866	6,879	6,283	9,731		6,346
Accrued trustee fees	1,284	260	484	2,994		2,646
Accrued expenses	15,888	1,594	3,379	18,682		20,985
Total liabilities	166,372	60,066	97,434	11,025,184		699,901

Net assets	$46,579,648	$15,792,950	$31,334,307	$210,497,207		$109,226,837

Net assets at August 31, 2022 consist of
Paid-in capital	$47,080,869	$16,702,140	$31,335,904	$65,028,954		$71,523,735
Distributable earnings/(loss)	(501,221)	(909,190)	(1,597)	145,468,253		37,703,102
Total net assets	$46,579,648	$15,792,950	$31,334,307	$210,497,207		$109,226,837

Net assets
Direct Shares	$46,579,648	$15,006,129	$31,334,307	$208,366,776		$108,465,548
K Shares	—	$786,821	—	$2,130,431		$761,289
Institutional Shares	—	—	—	—		—

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	4,370,862	1,555,069	31,342,598	3,339,197		4,417,670
K Shares (no par value, unlimited shares authorized)	—	81,397	—	34,249		32,304
Institutional Shares	—	—	—	—		—

Net asset value per share
Direct Shares	$10.66	$9.65	$1.00	$62.40		$24.55
K Shares	—	$9.67	—	$62.20		$23.57
Institutional Shares	—	—	—	—		—

(a) Includes securities on loan of $10,486,181.

(b) Includes securities on loan of $501,606.

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2022 (Continued)

	S&P SmallCap Index Fund		Shelton Equity Income Fund	Nasdaq-100 Index Fund		Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$43,555,928		$383,585,109	$525,445,096		$244,096,070
Market value of investments (Note 1)	56,430,729	(c)	360,484,882	1,029,365,053	(d)	267,456,924
Cash	163,640		257,371	77,750		11,694,200
Cash held at broker for options	—		496,287	—		—
Interest receivable	—		—	—		—
Dividend receivable	42,484		547,984	928,548		435,734
Receivable from investment advisor	—		—	267,441		—
Receivable for fund shares sold	7,249		357,731	705,023		395,792
Receivable for investment securities sold	—		—	—		19,386
Securities lending income receivable	790		161	36,739		—
Prepaid expenses	2,072		49,481	105,967		42,317
Total assets	$56,646,964		$362,193,897	$1,031,486,521		$280,044,353

Liabilities
Written options, at value (premiums $2,233,516)	—		929,820	—		—
Variation margin payable	2,340		—	76,798		—
Cash due to Broker	—			8,051
Collateral for securities loaned	659,361		—	31,281,598		—
Payable to investment advisor	26,771		166,963	362,737		262,096
Payable for investments purchased	—		—	—		—
Payable for fund shares purchased	1,323		35,393	107,711		51,915
Distributions payable	—		126	536		—
Accrued 12b-1 fees	468		158	6,615		—
Accrued shareholder service fees	130		8	239,595		—
Accrued administration fees	3,938		24,563	70,616		19,279
Accrued CCO fees	1,684		13,284	3,974		1,574
Accrued custody fees	4,829		7,289	23,134		3,021
Accrued fund accounting fees	24,141		28,675	81,416		18,902
Accrued printing fees	4,537		—	—		—
Accrued state registration fees	18,176		—	—		—
Accrued transfer agent fees	5,341		104,931	20,708		2,770
Accrued trustee fees	1,576		3,127	331		821
Accrued expenses	26,510		29,399	118,004		14,632
Total liabilities	781,125		1,343,736	32,401,824		375,010

Net assets	$55,865,839		$360,850,161	$999,084,697		$279,669,343

Net assets at August 31, 2022 consist of
Paid-in capital	$38,598,657		$377,455,369	$475,345,199		$273,292,523
Distributable earnings/(loss)	17,267,182		(16,605,208)	523,739,498		6,376,820
Total net assets	$55,865,839		$360,850,161	$999,084,697		$279,669,343

Net assets
Direct Shares	$54,011,385		$360,196,389	$971,811,795		$279,669,343
K Shares	$1,854,450		$653,772	$27,272,875		—
Institutional Shares	—		—	$27.31		—

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	2,435,248		22,908,599	35,626,200		7,993,172
K Shares (no par value, unlimited shares authorized)	86,773		43,543	1,039,654		—
Institutional Shares	—		—	1		—

Net asset value per share
Direct Shares	$22.18		$15.72	$27.28		$34.99
K Shares	$21.37		$15.01	$26.23		—
Institutional Shares	—		—	$27.28		—

(c) Includes securities on loan of $624,846.

(d) Includes securities on loan of $30,523,401.

See accompanying notes to financial statements.

Statements of Operations August 31, 2022

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P MidCap Index Fund
Investment income
Interest income	$1,364,639	$337,082	$152,793	$2,036	$2,126
Dividend income (tax withheld: -, -, -, $988, $359, respectively)	—	—	—	3,481,263	1,800,637
Securities Lending Income	—	—	—	4,021	25,661
Total	1,364,639	337,082	152,793	3,487,320	1,828,424

Expenses
Management fees (Note 2)	261,292	90,108	175,631	586,874	486,334
Administration fees (Note 2)	38,292	13,204	25,783	171,963	89,058
Transfer agent fees	15,324	12,045	13,209	33,460	17,358
Accounting services	26,305	19,059	20,676	59,950	42,043
Custodian fees	941	1,275	2,397	11,069	10,322
Broker Fees	—	—	—	3	3
Legal and audit fees	23,080	14,143	15,528	17,981	28,188
CCO fees (Note 2)	2,238	1,861	3,687	25,153	13,527
Trustees fees	5,953	5,226	5,447	7,724	7,325
Insurance	1,807	676	1,479	10,138	5,030
Printing	13,811	13,001	8,736	11,400	10,534
Registration and dues	6,620	23,310	11,639	32,760	21,490
12b-1 fees Class K (Note 2)	—	3,048	—	7,751	2,505
Shareholder service fees Class K (Note 2)	—	3,048	—	7,751	2,505
Shareholder service fees Direct Class (Note 2)	—	—	—	—	—
Licensing fee	—	—	—	36,091	23,687
Total expenses	395,663	200,004	284,212	1,020,068	759,909
Less reimbursement from manager (Note 2)	—	(58,785)	(198,502)	—	—
Net expenses	395,663	141,219	85,710	1,020,068	759,909
Net investment income	968,976	195,863	67,083	2,467,252	1,068,515

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	159,070	(14,536)	22	7,185,092	9,704,275
Net realized gain/(loss) from futures contracts	—	—	—	(80,989)	112,513
Net realized gain/(loss) from written options contracts	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(4,723,190)	(1,623,256)	—	(37,672,446)	(24,491,679)
Change in unrealized appreciation/(depreciation) on futures	—	—	—	(58,713)	(40,940)
Change in unrealized appreciation/(depreciation) on written options contracts	—	—	—	—	—
Net realized and unrealized gain/(loss) on investments	(4,564,120)	(1,637,792)	22	(30,627,056)	(14,715,831)
Net increase/(decrease) in net assets resulting from operations	$(3,595,144)	$(1,441,929)	$67,105	$(28,159,804)	$(13,647,316)

See accompanying notes to financial statements.

Statements of Operations August 31, 2022 (Continued)

	S&P SmallCap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$1,278	$174,644	$29,925	$—
Dividend income (tax withheld: $1,097, $3,453, $22,371, $226,883, respectively)	982,112	4,628,098	8,768,649	6,348,103
Securities Lending Income	6,261	334	215,249	—
Total	989,651	4,803,076	9,013,823	6,348,103

Expenses
Management fees (Note 2)	316,713	1,476,225	4,186,970	3,026,000
Administration fees (Note 2)	46,395	216,761	834,925	221,548
Transfer agent fees	14,177	213,427	108,367	45,519
Accounting services	36,598	65,986	177,005	54,658
Custodian fees	11,424	13,243	47,077	12,102
Broker Fees	5	2,376	40	—
Legal and audit fees	22,044	32,544	66,844	27,609
CCO fees (Note 2)	5,111	38,200	118,790	31,520
Trustees fees	6,317	7,836	5,320	5,283
Insurance	1,982	13,438	44,507	11,497
Printing	11,861	4,549	22,210	14,842
Registration and dues	15,323	44,438	44,017	45,912
12b-1 fees Class K (Note 2)	7,103	2,709	84,139	—
Shareholder service fees Class K (Note 2)	7,103	2,709	84,139	—
Shareholder service fees Direct Class (Note 2)	—	—	1,231,346	—
Licensing fee	21,066	—	239,240	—
Total expenses	523,222	2,134,441	7,294,936	3,496,490
Less reimbursement from manager (Note 2)	—	—	(1,423,929)	—
Net expenses	523,222	2,134,441	5,871,007	3,496,490
Net investment income	466,429	2,668,635	3,142,816	2,851,613

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	4,940,808	19,058,968	23,542,080	(16,978,842)
Net realized gain/(loss) from futures contracts	24,713	—	(1,763,592)	—
Net realized gain/(loss) from written options contracts	—	4,399,068	—	—
Change in unrealized appreciation/(depreciation) on investments	(13,361,258)	(57,530,314)	(290,003,613)	(80,735,219)
Change in unrealized appreciation/(depreciation) on futures	(25,630)	—	(1,084,060)	—
Change in unrealized appreciation/(depreciation) on written options contracts	—	1,224,342	—	—
Net realized and unrealized gain/(loss) on investments	(8,421,367)	(32,847,936)	(269,309,185)	(97,714,061)
Net increase/(decrease) in net assets resulting from operations	$(7,954,938)	$(30,179,302)	$(266,166,369)	$(94,862,448)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund		U.S. Government Securities Fund		The United States Treasury Trust
	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2022	Year Ended August 31, 2021
Operations
Net investment income/(loss)	$968,976	$1,077,893	$195,863	$225,902	$67,083	$—
Net realized gain/(loss) from security transactions and foreign currency	159,070	(7,800)	(14,536)	(27,968)	22	99
Net realized gain/(loss) from futures contracts	—	—	—	—	—	—
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(4,723,191)	(508,332)	(1,623,256)	(702,215)	—	—
Change in unrealized appreciation/(depreciation) on futures	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	(3,595,145)	561,761	(1,441,929)	(504,281)	67,105	99

Distributions to shareholders
Distributions
Direct shares	(1,016,587)	(1,113,278)	(209,630)	(212,316)	(67,021)	—
K shares	—	—	(9,061)	(9,672)	—	—	(a)
Institutional Shares	—	—	—	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(5,710,456)	(3,903,210)	(2,776,600)	(2,748,931)	(5,941,616)	359,160
Total increase/(decrease)	(10,322,188)	(4,454,727)	(4,437,220)	(3,475,200)	(5,941,532)	359,259

Net assets
Beginning of year	56,901,836	61,356,563	20,230,170	23,705,370	37,275,839	36,916,580
End of year	$46,579,648	$56,901,836	$15,792,950	$20,230,170	$31,334,307	$37,275,839

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2022	Year Ended August 31, 2021
Operations
Net investment income/(loss)	$2,467,252	$2,339,010	$1,068,515	$1,181,329	$466,429	$351,192
Net realized gain/(loss) from security transactions and foreign currency	7,185,092	12,090,164	9,704,275	11,058,274	4,940,808	6,278,368
Net realized gain/(loss) from futures contracts	(80,989)	239,328	112,513	257,356	24,713	145,088
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(37,672,446)	43,881,882	(24,491,679)	29,519,269	(13,361,258)	17,942,160
Change in unrealized appreciation/(depreciation) of futures	(58,713)	675	(40,940)	(4,090)	(25,630)	5,955
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	(28,159,804)	58,551,059	(13,647,316)	42,012,138	(7,954,938)	24,722,763

Distributions to shareholders
Distributions
Direct shares	(13,532,177)	(16,261,973)	(12,280,634)	(9,209,366)	(5,860,549)	(2,389,079)
K shares	(188,678)	(247,914)	(112,557)	(96,641)	(299,898)	(110,067)
Institutional Shares	—	—	—	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	4,898,712	6,220,011	1,801,629	1,204,724	1,950,529	(3,446,948)
Total increase/(decrease)	(36,981,947)	48,261,183	(24,238,878)	33,910,855	(12,164,856)	18,776,669

Net assets
Beginning of year	247,479,154	199,217,971	133,465,715	99,554,860	68,030,695	49,254,026
End of year	$210,497,207	$247,479,154	$109,226,837	$133,465,715	$55,865,839	$68,030,695

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Equity Income Fund		Nasdaq-100 Index Fund		Shelton Green Alpha Fund
	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2022	Year Ended August 31, 2021
Operations
Net investment income/(loss)	$2,668,635	$1,826,988	$3,142,816	$2,297,692	$2,851,613	$(784,405)
Net realized gain/(loss) from security transactions and foreign currency	19,058,967	20,952,907	23,542,080	28,527,403	(16,978,842)	13,723,761
Net realized gain/(loss) from futures contracts	—	—	(1,763,592)	4,933,218	—	—
Net realized gain/(loss) from written options contracts	4,399,068	3,533,808	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(57,530,314)	21,613,026	(290,003,613)	238,590,585	(80,735,219)	61,988,914
Change in unrealized appreciation/(depreciation) of futures	—	—	(1,084,060)	(2,230,480)	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	1,224,342	862,250	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	(30,179,302)	48,788,979	(266,166,369)	272,118,418	(94,862,448)	74,928,270

Distributions to shareholders
Distributions
Direct shares	(30,776,683)	(37,688,727)	(32,597,372)	(11,939,334)	(15,166,305)	(1,627,679)
K shares	(144,139)	(311,732)	(996,505)	(356,386)	—	—
Institutional Shares	—	—	—	—	—	—

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	194,146,788	65,595,167	72,149,358	46,645,486	46,156,495	178,633,704
Total increase/(decrease)	133,046,664	76,383,687	(227,610,888)	306,468,184	(63,872,258)	251,934,296

Net assets
Beginning of year	227,803,497	151,419,810	1,226,695,585	920,227,401	343,541,601	91,607,305
End of year	$360,850,161	$227,803,497	$999,084,697	$1,226,695,585	$279,669,343	$343,541,601

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Green California Tax-Free Income Fund	Direct Shares
	Year Ended August 31, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value
Shares sold	122,728	$1,356,897	224,330	$2,638,125
Shares issued in reinvestment of distributions	74,353	824,808	75,527	882,679
Shares repurchased	(711,296)	(7,892,161)	(633,962)	(7,424,014)
Net increase/(decrease)	(514,215)	$(5,710,456)	(334,105)	$(3,903,210)

U.S. Government Securities Fund	Direct Shares				K Shares
	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	181,407	$1,840,596	221,155	$2,375,410	36,173	$372,544	48,585	$527,892
Shares issued in reinvestment of distributions	20,109	202,639	19,176	205,040	897	9,061	902	9,672
Shares repurchased	(426,650)	(4,334,767)	(473,981)	(5,101,816)	(86,196)	(866,673)	(71,433)	(765,129)
Net increase/(decrease)	(225,134)	$(2,291,532)	(233,650)	$(2,521,366)	(49,126)	$(485,068)	(21,946)	$(227,565)

The United States Treasury Trust	Direct Shares
	Year Ended August 31, 2022	Year Ended August 31, 2021
	Shares and Value*	Shares and Value*
Shares sold	$34,910,113	$29,917,415
Shares issued in reinvestment of distributions	65,763	—
Shares repurchased	(40,917,492)	(29,558,255)
Net increase/(decrease)	$(5,941,616)	$359,160

S&P 500 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	260,153	$18,097,904	278,423	$17,953,823	2,710	$180,742	6,907	$448,791
Shares issued in reinvestment of distributions	159,569	11,384,922	219,356	13,267,106	2,637	188,510	4,125	247,775
Shares repurchased	(342,692)	(23,354,207)	(389,412)	(25,146,813)	(23,475)	(1,599,159)	(8,390)	(550,671)
Net increase/(decrease)	77,030	$6,128,619	108,367	$6,074,116	(18,128)	$(1,229,907)	2,642	$145,895

S&P MidCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	96,248	$2,618,757	196,007	$5,390,219	2,481	$63,425	7,210	$179,191
Shares issued in reinvestment of distributions	429,839	11,755,486	361,383	8,756,535	4,272	112,414	4,157	96,516
Shares repurchased	(447,959)	(12,207,476)	(486,413)	(12,868,533)	(20,062)	(540,977)	(13,245)	(349,204)
Net increase/(decrease)	78,128	$2,166,767	70,977	$1,278,221	(13,309)	$(365,138)	(1,878)	$(73,497)

*Each Share of this fund is worth $1.00

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P SmallCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	148,746	$3,703,635	164,822	$4,011,563	6,014	$137,146	14,916	$347,286
Shares issued in reinvestment of distributions	222,514	5,604,347	108,188	2,298,648	12,339	299,898	5,408	110,067
Shares repurchased	(256,589)	(6,275,378)	(419,087)	(9,932,361)	(64,531)	(1,519,119)	(12,477)	(282,151)
Net increase/(decrease)	114,671	$3,032,604	(146,077)	$(3,622,150)	(46,178)	$(1,082,075)	7,847	$175,202

Shelton Equity Income Fund	Direct Shares				K Shares
	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	12,597,515	$218,021,826	2,903,504	$53,322,694	3,720	$60,370	5,573	$97,092
Shares issued in reinvestment of distributions	1,607,633	27,963,653	2,086,577	35,806,151	8,459	144,139	18,782	311,732
Shares repurchased	(3,024,158)	(51,335,337)	(1,295,296)	(23,488,008)	(43,070)	(707,864)	(25,791)	(454,494)
Net increase/(decrease)	11,180,990	$194,650,142	3,694,785	$65,640,837	(30,889)	$(503,355)	(1,436)	$(45,670)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	8,207,545	$262,085,536	8,638,021	$254,632,638	84,061	$2,558,195	291,079	$8,382,408
Shares issued in reinvestment of distributions	871,117	30,760,111	398,667	11,271,223	28,859	996,505	13,178	356,386
Shares repurchased	(6,968,524)	(218,271,979)	(7,529,671)	(218,241,936)	(197,383)	(5,979,036)	(335,991)	(9,755,233)
Net increase/(decrease)	2,110,138	$74,573,668	1,507,017	$47,661,925	(84,463)	$(2,424,336)	(31,734)	$(1,016,439)

Nasdaq-100 Index Fund	Institutional Shares*
	Period Ended August 31, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value
Shares sold	1	$27	N/A	N/A
Shares issued in reinvestment of distributions			N/A	N/A
Shares repurchased			N/A	N/A
Net increase/(decrease)	1	$27	N/A	N/A

* Class commenced operations on March 7, 2022.

Shelton Green Alpha Fund	Direct Shares
	Year Ended August 31, 2022		Year Ended August 31, 2021
	Shares	Value	Shares	Value
Shares sold	3,834,712	$155,866,351	6,825,503	$305,371,450
Shares issued in reinvestment of distributions	325,413	14,496,140	39,298	1,586,061
Shares repurchased	(3,168,001)	(124,205,996)	(2,953,863)	(128,323,807)
Net increase/(decrease)	992,124	$46,156,495	3,910,938	$178,633,704

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period)

Green California Tax-Free Income Fund Direct Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$11.65	$11.76	$11.72	$11.29	$11.65
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.21	0.21	0.21	0.23	0.23
Net gain/(loss) on securities (both realized and unrealized)	(0.98)	(0.10)	0.06	0.45	(0.31)
Total from investment operations	(0.77)	0.11	0.27	0.68	(0.08)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.22)	(0.21)	(0.23)	(0.24)
Distributions from capital gains	—	—	(0.02)	(0.02)	(0.04)
Total distributions	(0.22)	(0.22)	(0.23)	(0.25)	(0.28)
Net asset value, end of year or period	$10.66	$11.65	$11.76	$11.72	$11.29

Total return	(6.68)%	0.96%	2.31%	6.10%	(0.74)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$46,580	$56,902	$61,357	$66,144	$68,253
Ratio of expenses to average net assets	0.76%	0.74%	0.75%	0.77%	0.76%
Ratio of net investment income/(loss) to average net assets	1.86%	1.82%	1.82%	2.01%	2.02%
Portfolio turnover	15%	7%	9%	4%	12%

(a) Calculated based upon average shares outstanding.

U.S. Government Securities Fund Direct Shares	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018
Net asset value, beginning of year	$10.59		$10.94		$10.57		$9.98		$10.32
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11		0.12		0.13		0.15		0.14
Net gain/(loss) on securities (both realized and unrealized)	(0.92)		(0.35)		0.37		0.59		(0.33)
Total from investment operations	(0.81)		(0.23)		0.50		0.74		(0.19)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.12)		(0.13)		(0.15)		(0.15)
Total distributions	(0.13)		(0.12)		(0.13)		(0.15)		(0.15)
Net asset value, end of year or period	$9.65		$10.59		$10.94		$10.57		$9.98

Total return	(7.72)%		(2.14)%		4.78%		7.48%		(1.88)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$15,006		$18,846		$22,034		$17,263		$15,668
Ratio of expenses to average net assets:
Before expense reimbursements	1.08%		1.00%		0.93%		0.99%		0.89%
After expense reimbursements	0.75	%(b)	0.75	%(b)	0.75	%(b)	0.76	%(b)	0.75	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.80%		0.84%		1.07%		1.23%		1.29%
After expense reimbursements	1.12%		1.10%		1.25%		1.47%		1.42%
Portfolio turnover	9%		15%		10%		8%		13%

U.S. Government Securities Fund K Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$10.61	$10.96	$10.59	$10.01	$10.35
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06	0.06	0.08	0.10	0.09
Net gain/(loss) on securities (both realized and unrealized)	(0.92)	(0.35)	0.37	0.58	(0.33)

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

U.S. Government Securities Fund K Shares	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018
Total from investment operations	$(0.86)		$(0.29)		$0.45		$0.68		$(0.24)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.06)		(0.08)		(0.10)		(0.10)
Total distributions	(0.08)		(0.06)		(0.08)		(0.10)		(0.10)
Net asset value, end of year or period	$9.67		$10.61		$10.96		$10.59		$10.01

Total return	(8.14)%		(2.61)%		4.28%		6.87%		(2.37)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$787		$1,385		$1,672		$2,250		$3,691
Ratio of expenses to average net assets:
Before expense reimbursements	1.58%		1.51%		1.44%		1.49%		1.39%
After expense reimbursements	1.25	%(b)	1.25	%(b)	1.26	%(b)	1.26	%(b)	1.25%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.28%		0.33%		0.58%		0.75%		0.78%
After expense reimbursements	0.62%		0.60%		0.76%		0.98%		0.92%
Portfolio turnover	9%		15%		10%		8%		13%

(a) Calculated based upon average shares outstanding.

(b) See Note 2 for reference to expenses excluded.

The United States Treasury Trust Direct Shares	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	—	(b)	—		0.01		0.02		0.01
Net gain/(loss) on securities (both realized and unrealized)	—		—		—		—		—
Total from investment operations	—		—		0.01		0.02		0.01
LESS DISTRIBUTIONS
Dividends from net investment income	—	(b)	—		(0.01)		(0.02)		(0.01)
Distributions from capital gains	—		—		—		—		—
Total distributions	—		—		(0.01)		(0.02)		(0.01)
Net asset value, end of year or period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.20%		0.00%		0.67%		1.75%		0.98%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$31,334		$37,276		$36,917		$37,479		$53,079
Ratio of expenses to average net assets:
Before expense reimbursements	0.81%		0.77%		0.78%		0.77%		0.77%
After expense reimbursements	0.24	%(c)	0.07	%(c)	0.45	%(c)	0.55	%(c)	0.46	%(d)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.37)%		(0.70)%		0.35%		1.51%		0.65%
After expense reimbursements	0.19%		0.00%		0.68%		1.73%		0.96	%(d)

(a) Calculated based upon average shares outstanding.

(b) Less than $0.05 per share.

(c) See Note 2 for reference to expenses excluded.

(d) Includes negative yield waiver adjustment.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P 500 Index Fund Direct Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$74.67	$62.19	$56.00	$56.03	$48.26
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.73	0.73	0.81	0.82	0.82
Net gain/(loss) on securities (both realized and unrealized)	(8.86)	16.93	10.49	0.44	8.48
Total from investment operations	(8.13)	17.66	11.30	1.26	9.30
LESS DISTRIBUTIONS
Dividends from net investment income	(0.79)	(0.77)	(0.85)	(0.88)	(0.77)
Distributions from capital gains	(3.35)	(4.41)	(4.26)	(0.41)	(0.76)
Total distributions	(4.14)	(5.18)	(5.11)	(1.29)	(1.53)
Net asset value, end of year or period	$62.40	$74.67	$62.19	$56.00	$56.03

Total return	(11.54)%	30.46%	21.44%	2.40%	19.64%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$208,367	$243,580	$196,133	$185,170	$182,362
Ratio of expenses to average net assets:
Before expense reimbursements	0.43%	0.43%	0.48%	0.50%	0.50%
After expense reimbursements	0.43%	0.43%	0.48%	0.50%	0.45%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.06%	1.09%	1.46%	1.52%	1.53%
After expense reimbursements	1.06%	1.09%	1.46%	1.52%	1.58%
Portfolio turnover	3%	9%	8%	3%	3%

S&P 500 Index Fund K Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$74.45	$62.02	$55.92	$55.96	$48.24
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.37	0.40	0.53	0.54	0.56
Net gain/(loss) on securities (both realized and unrealized)	(8.83)	16.89	10.47	0.45	8.48
Total from investment operations	(8.46)	17.29	11.00	0.99	9.04
LESS DISTRIBUTIONS
Dividends from net investment income	(0.44)	(0.45)	(0.64)	(0.62)	(0.56)
Distributions from capital gains	(3.35)	(4.41)	(4.26)	(0.41)	(0.76)
Total distributions	(3.79)	(4.86)	(4.90)	(1.03)	(1.32)
Net asset value, end of year or period	$62.20	$74.45	$62.02	$55.92	$55.96

Total return	(11.99)%	29.82%	20.84%	1.88%	19.05%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,130	$3,899	$3,085	$6,165	$9,919
Ratio of expenses to average net assets:
Before expense reimbursements	0.93%	0.93%	0.98%	0.99%	1.00%
After expense reimbursements	0.93%	0.93%	0.98%	0.99%	0.95%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.53%	0.59%	0.96%	1.02%	1.03%
After expense reimbursements	0.53%	0.59%	0.96%	1.02%	1.08%
Portfolio turnover	3%	9%	8%	3%	3%

(a) Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P MidCap Index Fund Direct Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$30.45	$23.07	$23.85	$28.77	$25.75
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.24	0.29	0.22	0.23	0.25
Net gain/(loss) on securities (both realized and unrealized)	(3.26)	9.30	0.80	(2.23)	4.61
Total from investment operations	(3.02)	9.59	1.02	(2.00)	4.86
LESS DISTRIBUTIONS
Dividends from net investment income	(0.37)	(0.22)	(0.24)	(0.24)	(0.22)
Distributions from capital gains	(2.51)	(1.99)	(1.56)	(2.68)	(1.62)
Total distributions	(2.88)	(2.21)	(1.80)	(2.92)	(1.84)
Net asset value, end of year or period	$24.55	$30.45	$23.07	$23.85	$28.77

Total return	(10.66)%	44.10%	4.18%	(6.85)%	19.48%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$108,466	$132,128	$98,496	$107,054	$124,728
Ratio of expenses to average net assets:
Before expense reimbursements	0.62%	0.62%	0.66%	0.67%	0.66%
After expense reimbursements	0.62%	0.62%	0.66%	0.67%	0.63%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.88%	0.99%	0.97%	0.95%	0.89%
After expense reimbursements	0.88%	0.99%	0.97%	0.95%	0.92%
Portfolio turnover	12%	19%	13%	13%	12%

S&P MidCap Index Fund K Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$29.32	$22.29	$23.47	$28.37	$25.44
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.10	0.14	0.11	0.11	0.11
Net gain/(loss) on securities (both realized and unrealized)	(3.12)	8.97	0.50	(2.19)	4.55
Total from investment operations	(3.02)	9.11	0.61	(2.08)	4.66
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.09)	(0.23)	(0.14)	(0.11)
Distributions from capital gains	(2.51)	(1.99)	(1.56)	(2.68)	(1.62)
Total distributions	(2.73)	(2.08)	(1.79)	(2.82)	(1.73)
Net asset value, end of year or period	$23.57	$29.32	$22.29	$23.47	$28.37

Total return	(11.05)%	43.33%	2.37%	(7.27)%	18.86%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$761	$1,338	$1,059	$3,077	$6,179
Ratio of expenses to average net assets:
Before expense reimbursements	1.12%	1.12%	1.16%	1.17%	1.16%
After expense reimbursements	1.12%	1.12%	1.16%	1.17%	1.13%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.37%	0.48%	0.49%	0.45%	0.39%
After expense reimbursements	0.37%	0.48%	0.49%	0.45%	0.42%
Portfolio turnover	12%	19%	13%	13%	12%

(a) Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P SmallCap Index Fund Direct Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$27.78	$19.03	$20.52	$26.43	$22.33
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.19	0.15	0.12	0.15	0.13
Net gain/(loss) on securities (both realized and unrealized)	(3.29)	9.61	(0.05)	(4.27)	6.38
Total from investment operations	(3.10)	9.76	0.07	(4.12)	6.51
LESS DISTRIBUTIONS
Dividends from net investment income	(0.25)	(0.12)	(0.15)	(0.15)	(0.12)
Distributions from capital gains	(2.25)	(0.89)	(1.41)	(1.64)	(2.29)
Total distributions	(2.50)	(1.01)	(1.56)	(1.79)	(2.41)
Net asset value, end of year or period	$22.18	$27.78	$19.03	$20.52	$26.43

Total return	(12.15)%	52.93%	(0.18)%	(15.82)%	30.95%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$54,011	$64,461	$46,948	$61,412	$78,902
Ratio of expenses to average net assets:
Before expense reimbursements	0.80%	0.81%	0.83%	0.81%	0.80%
After expense reimbursements	0.80%	0.81%	0.83%	0.81%	0.77%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.76%	0.59%	0.60%	0.70%	0.53%
After expense reimbursements	0.76%	0.59%	0.60%	0.70%	0.56%
Portfolio turnover	14%	14%	20%	14%	18%

S&P SmallCap Index Fund K Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$26.85	$18.43	$19.96	$25.77	$21.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06	0.03	0.02	0.05	0.01
Net gain/(loss) on securities (both realized and unrealized)	(3.17)	9.30	(0.05)	(4.16)	6.23
Total from investment operations	(3.11)	9.33	(0.03)	(4.11)	6.24
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.02)	(0.09)	(0.06)	(0.03)
Distributions from capital gains	(2.25)	(0.89)	(1.41)	(1.64)	(2.29)
Total distributions	(2.37)	(0.91)	(1.50)	(1.70)	(2.32)
Net asset value, end of year or period	$21.37	$26.85	$18.43	$19.96	$25.77

Total return	(12.60)%	52.18%	(0.74)%	(16.22)%	30.26%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,854	$3,569	$2,306	$4,908	$9,851
Ratio of expenses to average net assets:
Before expense reimbursements	1.31%	1.31%	1.33%	1.31%	1.31%
After expense reimbursements	1.31%	1.31%	1.33%	1.31%	1.27%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.27%	0.10%	0.12%	0.21%	0.03%
After expense reimbursements	0.27%	0.10%	0.12%	0.21%	0.06%
Portfolio turnover	14%	14%	20%	14%	18%

(a) Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Shelton Equity Income Fund Direct Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$19.31	$18.68	$20.05	$24.53	$25.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.16	0.18	0.25	0.36	0.37
Net gain/(loss) on securities (both realized and unrealized)	(1.71)	4.62	1.22	(0.51)	2.33
Total from investment operations	(1.55)	4.80	1.47	(0.15)	2.70
LESS DISTRIBUTIONS
Dividends from net investment income	(1.61)	(1.64)	(1.50)	(0.68)	(0.38)
Distributions from capital gains	(0.43)	(2.53)	(1.34)	(3.65)	(2.79)
Total distributions	(2.04)	(4.17)	(2.84)	(4.33)	(3.17)
Net asset value, end of year or period	$15.72	$19.31	$18.68	$20.05	$24.53

Total return	(8.72)%	30.38%	7.99%	0.41%	11.32%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$360,196	$226,412	$150,038	$148,997	$176,019
Ratio of expenses to average net assets	0.72%	0.74%	0.84%	0.82%	0.78%
Ratio of net investment income/(loss) to average net assets	0.91%	0.99%	1.33%	1.77%	1.52%
Portfolio turnover	49%	108%	113%	21%	35%

Shelton Equity Income Fund K Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$18.69	$18.21	$19.74	$24.22	$24.75
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05	0.09	0.16	0.26	0.25
Net gain/(loss) on securities (both realized and unrealized)	(1.62)	4.48	1.19	(0.50)	2.29
Total from investment operations	(1.57)	4.57	1.35	(0.24)	2.54
LESS DISTRIBUTIONS
Dividends from net investment income	(1.68)	(1.56)	(1.54)	(0.59)	(0.28)
Distributions from capital gains	(0.43)	(2.53)	(1.34)	(3.65)	(2.79)
Total distributions	(2.11)	(4.09)	(2.88)	(4.24)	(3.07)
Net asset value, end of year or period	$15.01	$18.69	$18.21	$19.74	$24.22

Total return	(9.17)%	29.73%	7.40%	(0.08)%	10.75%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$654	$1,391	$1,382	$2,601	$5,370
Ratio of expenses to average net assets	1.23%	1.24%	1.34%	1.32%	1.28%
Ratio of net investment income/(loss) to average net assets	0.30%	0.49%	0.85%	1.27%	1.02%
Portfolio turnover	49%	108%	113%	21%	35%

(a) Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Nasdaq-100 Index Fund Direct Shares	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018
Net asset value, beginning of year	$35.45		$27.78		$18.78		$18.85		$15.24
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.09		0.07		0.10		0.11		0.10
Net gain/(loss) on securities (both realized and unrealized)	(7.31)		7.98		10.32		0.18		3.78
Total from investment operations	(7.22)		8.05		10.42		0.29		3.88
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.11)		(0.10)		(0.12)		(0.10)
Distributions from capital gains	(0.88)		(0.27)		(1.32)		(0.24)		(0.17)
Total distributions	(0.95)		(0.38)		(1.42)		(0.36)		(0.27)
Net asset value, end of year or period	$27.28		$35.45		$27.78		$18.78		$18.85

Total return	(20.95)%		29.31%		58.98%		1.72%		25.73%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$971,812		$1,188,238		$889,163		$607,521		$630,845
Ratio of expenses to average net assets:
Before expense reimbursements	0.63%		0.63%		0.70%		0.74%		0.74%
After expense reimbursements	0.50	%(b)	0.50	%(b)	0.50	%(b)	0.50	%(b)	0.51	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.16%		0.11%		0.27%		0.40%		0.36%
After expense reimbursements	0.29%		0.24%		0.47%		0.64%		0.59%
Portfolio turnover	6%		7%		12%		18%		2%

Nasdaq-100 Index Fund K Shares	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018
Net asset value, beginning of year	$34.21		$26.88		$18.23		$18.31		$14.83
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.07)		(0.07)		(0.01)		0.02		0.01
Net gain/(loss) on securities (both realized and unrealized)	(7.03)		7.70		10.01		0.18		3.67
Total from investment operations	(7.10)		7.63		10.00		0.20		3.68
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.03)		(0.03)		(0.04)		(0.03)
Distributions from capital gains	(0.88)		(0.27)		(1.32)		(0.24)		(0.17)
Total distributions	(0.88)		(0.30)		(1.35)		(0.28)		(0.20)
Net asset value, end of year or period	$26.23		$34.21		$26.88		$18.23		$18.31

Total return	(21.36)%		28.66%		58.17%		1.24%		25.03%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$27,273		$38,457		$31,064		$24,755		$28,573
Ratio of expenses to average net assets:
Before expense reimbursements	1.02%		1.13%		1.20%		1.24%		1.24%
After expense reimbursements	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.00	%(b)	1.01%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.24)%		(0.38)%		(0.23)%		(0.10)%		(0.15)%
After expense reimbursements	(0.22)%		(0.25)%		(0.03)%		0.14%		0.08%
Portfolio turnover	6%		7%		12%		18%		2%

(a) Calculated based upon average shares outstanding.

(b) See Note 2 for reference to expenses excluded.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Nasdaq-100 Index Fund Institutional Shares(a)	Period Ended August 31, 2022(a)
Net asset value, beginning of period	$29.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.07
Net gain/(loss) on securities (both realized and unrealized)	(2.38)
Total from investment operations	(2.31)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)
Distributions from capital gains	—
Total distributions	(0.02)
Net asset value, end of year or period	$27.28

Total return(c)	(7.80)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$0
Ratio of expenses to average net assets:
Before expense reimbursements(d)	0.39%
After expense reimbursements(d)	0.39	%(e)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements(d)	0.49%
After expense reimbursements(d)	0.49%
Portfolio turnover	6%

(a) Class commenced operations on March 7, 2022.

(b) Calculated based upon average shares outstanding.

(c) Not Annualized

(d) Annualized.

(e) See Note 2 for reference to expenses excluded.

Shelton Green Alpha Fund Direct Shares	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018
Net asset value, beginning of year	$49.07	$29.65	$18.44	$17.20	$17.32
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.37	(0.08)	(0.01)	0.03	0.05
Net gain/(loss) on securities (both realized and unrealized)	(12.49)	19.95	11.24	1.47	0.34
Total from investment operations	(12.12)	19.87	11.23	1.50	0.39
LESS DISTRIBUTIONS
Dividends from net investment income	(0.36)	—	(0.02)	(0.02)	(0.05)
Distributions from capital gains	(1.60)	(0.45)	—	(0.24)	(0.46)
Total distributions	(1.96)	(0.45)	(0.02)	(0.26)	(0.51)
Net asset value, end of year or period	$34.99	$49.07	$29.65	$18.44	$17.20

Total return	(25.52)%	67.36%	60.93%	8.91%	2.19%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$279,669	$343,542	$91,607	$56,567	$49,366
Ratio of expenses to average net assets:
Before expense reimbursements	1.16%	1.16%	1.28%	1.34%	1.30%
After expense reimbursements	1.16%	1.16%	1.28%	1.34%	1.30%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.94%	(0.35)%	(0.05)%	0.15%	0.30%
After expense reimbursements	0.94%	(0.35)%	(0.05)%	0.15%	0.30%
Portfolio turnover	5%	12%	27%	12%	13%

(a) Calculated based upon average shares outstanding.

Shelton FundsNotes to Financial StatementsAugust 31, 2022

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives. The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Equity Income Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. The Shelton Equity Income Fund changed its name from the Shelton Core Value Fund effective May 19, 2021. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the Green Economy, as defined in the Fund’s Prospectus. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.

The U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund each offer Direct Shares and Class K Shares. The Shelton Green Alpha Fund offers Direct Shares. Effective as of December 27, 2019, the United States Treasury Trust ceased offering Class K shares of the Fund. Effective March 7, 2022, Nasdaq-100 Index Fund also offers Institutional Shares. Shares of each Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Income, expenses (other than the expenses attributable to a specific class), and realized and unrealized gains or losses on investments of the Funds are allocated proportionately to each class of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees (the “Board”) and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees (the “Board”). The Board has delegated to the Advisor’s pricing committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash or U.S. treasury bills, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Equity Income Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the Green California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00. Discounted and premiums on securities purchased are amortized or accreted using the effective interest method.

(f) Concentration – The Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

Shelton FundsNotes to Financial StatementsAugust 31, 2022

The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund seek to replicate the performance of their respective index. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause each Fund to underperform the overall stock market.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021), or expected to be taken in the Fund’s 2022 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) The Funds adopted ASU No. 2017-08 – Premium on amortization on purchased callable debt securities which shortens the premium allocation for non-contingently callable debt securities. Management has assessed these changes and concluded these changes did not have a material impact on the Funds’ financial statements.

(k) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at August 31, 2022 using a fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)	Level 1(a)	Level 1(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Investments	Futures Contracts - Assets(d)	Futures Contracts - Liabilities(d)	Written Options - Liabilities
Green California Tax-Free Income Fund	$—	$46,264,690	$—	$46,264,690	$—	$—	$—
U.S. Government Securities Fund	—	15,552,131	—	15,552,131	—	—	—
The United States Treasury Trust Fund	—	30,815,683	—	30,815,683	—	—	—
S&P 500 Index Fund(e)	209,766,406	399,341	—	210,165,747	—	43,113	—
S&P MidCap Index Fund(e)	108,717,845	499,176	—	109,217,021	—	25,490	—
S&P SmallCap Index Fund(e)	55,465,311	299,505	6,552	55,771,368	—	19,975	—
Shelton Equity Income Fund	326,840,441	33,644,441	—	360,484,882	—	—	929,820
Nasdaq-100 Index Fund(e)	985,104,887	12,978,568	—	998,083,455	—	832,525	—
Shelton Green Alpha Fund	267,456,924	—	—	267,456,924	—	—	—

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of period end for all Funds except Shelton S&P SmallCap Index Fund. See following table for Level 3 reconciliation for Shelton S&P SmallCap Index Fund.

(b)All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(d)Represents unrealized appreciation/depreciation on the last day of the reporting period.

(e)As disclosed on each respective Fund’s Portfolio of Investments, certain Funds received collateral for securities on loan. The collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC and valued at NAV as a practical expedient. Therefore, these holdings are excluded from the hierarchy tables above.

Shelton FundsNotes to Financial StatementsAugust 31, 2022

Level 3 Securities – S&P SmallCap Index Fund
Rights - Lantheus Holdings Inc
Beginning Balance	$0
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation (Depreciation)	6,552
Accrued Interest	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$6,552

Disclosures surrounding Level 3 inputs have been omitted given that the overall fair value is immaterial to the financial statements.

Per Lantheus Holdings most recent 10-Q, at the time of fair valuation, the company fair valued a contingent liability of $91,700,000 for this contingent valued right. The CVR was valued at $1.0585 per share based on the 86,630,633 CVRs issued in the Progenics acquisition, as noted in the 10-Q.

(k) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund can use futures contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances each Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At August 31, 2022, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 3, 2, 4, and 54, respectively. The Shelton Equity Income Fund and Shelton Green Alpha Fund held no futures contracts at August 31, 2022. Only current day’s variation margin is reported as an asset or liability within the statements of assets and liabilities. Shelton Capital Management utilizes Wells Fargo Securities as the counterparty for futures transactions.

The effect of derivative instruments on the Statements of Assets & Liabilities as of August 31, 2022:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable	Variation Margin Receivable
S&P 500 Index Fund - Equity contracts	$4,650	$—
S&P MidCap Index Fund - Equity contracts	3,440	—
S&P SmallCap Index Fund - Equity contracts	2,340	—
Nasdaq-100 Index Fund - Equity contracts	76,798	—

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2022:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/(Loss) on Futures	Changes in Unrealized Appreciation/ (Depreciation) on Futures
S&P 500 Index Fund - Equity contracts	$(80,989)	$(58,713)
S&P MidCap Index Fund - Equity contracts	112,513	(40,940)
S&P SmallCap Index Fund - Equity contracts	24,713	(25,630)
Nasdaq-100 Index Fund - Equity contracts	(1,763,592)	(1,084,060)

Shelton FundsNotes to Financial StatementsAugust 31, 2022

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Funds as of August 31, 2022.

Liabilities:				Gross Amounts on Futures Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities- Futures	Gross Amounts Offset in the Statements of Assets & Liabilities- Futures	Net Amounts Presented in the Statements of Assets & Liabilities - Futures	Financial Instruments	Collateral Pledged/ Received		Net Amount
S&P 500 Index Fund	$4,650	$—	$4,650	$—	$(4,650	)(a)	$—
S&P MidCap Index Fund	3,440	—	3,440	—	(3,440	)(a)	—
S&P SmallCap Index Fund	2,340	—	2,340		(2,340	)(a)	—
Nasdaq-100 Index Fund	76,798	—	76,798	—	(76,798	)(a)	—
Total	$87,228	$—	$87,228	$—	$(87,228)		$—

(a)The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

The previously disclosed derivative instruments outstanding as of August 31, 2022, and their effect on the Statement of Operations for the period ending August 31, 2022, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund - Equity contracts	$863,204
S&P MidCap Index Fund - Equity contracts	785,138
S&P SmallCap Index Fund - Equity contracts	639,503
Nasdaq-100 Index Fund - Equity contracts	11,992,481

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Equity Income Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%

The Fund’s Advisor, Shelton Capital Management (the “Advisor”), has contractually agreed to reimburse expenses incurred by certain Funds to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest, dividend, and broker expenses relating to investment strategies, taxes, extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed Contractual Expense Limitation noted in the table below. This additional contractual reimbursement is effective until January 2, 2023 for U.S Government Securities Fund and The United States Treasury Fund and March 4, 2023 for Nasdaq-100 Index Fund, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval.

	Contractual Expense Limitation
Fund	Direct Shares	K Shares	Institutional Shares	Expiration
U.S. Government Securities Fund	0.74%	1.24%	N/A	1/2/23
The United States Treasury Trust	0.53%	N/A	N/A	1/2/23
Nasdaq-100 Index Fund	0.49%	0.99%	0.38%	3/4/23

Shelton FundsNotes to Financial StatementsAugust 31, 2022

At August 31, 2022, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,601,797. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2018, the S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund were no longer subject to contractual expense limitations.

Fund	Expires 8/31/23	Expires 8/31/24	Expires 8/31/25	Total
U.S. Government Securities Fund	$40,952	$54,782	$58,785	$154,519
The United States Treasury Trust Fund	126,233	89,114	94,360	309,707
Nasdaq-100 Index Fund	1,405,450	1,308,192	1,423,929	4,137,571
Total	$1,572,635	$1,452,088	$1,577,074	$4,601,797

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees’ review and approval prior to the time the reimbursement is initiated. In addition to the unreimbursed amount expiring 8/31/2025, The United States Treasury Trust Fund had an additional voluntary waiver amount of $104,142 not subject to recoupment.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. This administration fee is adjusted annually for inflation using the Consumer Price Index (rounded to the nearest $10 million) with a base year of 2004. Administration fees are disclosed on the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Stephen Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Advisor. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, an affiliate of the Advisor, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund and the Direct Shares of the Nasdaq-100 Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the year ended August 31, 2022, the following were paid by the Class K Shares (and Direct Shares for the Nasdaq-100 Fund) of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees	Class Direct Shareholder Service Fees
U.S. Government Securities Fund	$3,048	$3,048	$—
S&P 500 Index Fund	7,751	7,751	—
S&P MidCap Index Fund	2,505	2,505	—
S&P SmallCap Index Fund	7,103	7,103	—
Shelton Equity Income Fund	2,709	2,709	—
Nasdaq-100 Index Fund	84,139	84,139	1,231,346

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statements of Operations.

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended August 31, 2022 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
Green California Tax-Free Income Fund	$7,506,831	$12,895,481	$7,506,831	$12,895,481
U.S. Government Securities Fund	1,617,875	4,289,336	—	—
S&P 500 Index Fund	6,737,518	12,910,789	6,737,518	12,910,789
S&P MidCap Index Fund	14,214,824	23,435,390	14,214,824	23,435,390
S&P SmallCap Index Fund	8,540,030	12,081,274	8,540,030	12,081,274
Equity Income Fund	276,439,123	130,969,977	276,439,123	130,969,977
Nasdaq-100 Index Fund	103,000,267	69,543,888	103,000,267	69,543,888
Green Alpha Fund	53,834,106	14,762,780	53,834,106	14,762,780

Shelton FundsNotes to Financial StatementsAugust 31, 2022

Note 4 - OPTIONS WRITTEN

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At August 31, 2022, the Shelton Equity Income Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$(929,820)

The effect of derivative instruments on the Funds’ Statement of Operations for the period ended August 31, 2022, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Gain/(Loss) on Derivatives
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) of written option contracts	$4,399,068	$1,224,342

Volume of derivative instruments held by the Funds during the period ended August 31, 2022, was as follows:

Derivative Type	Unit of Measurement	Average
Written Option Contracts	Contracts	$(1,040,498)

Note 5 - TAX CHARACTER

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on August 31, 2022 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Green California Tax-Free Income Fund	$46,664,776	$827,162	$(1,227,249)	$(400,087)
U.S. Government Securities Fund	16,348,643	11,823	(808,333)	(796,510)
The United States Treasury Trust Fund	30,815,683	—	—	—
S&P 500 Index Fund	82,625,634	142,322,298	(3,947,973)	138,374,325
S&P MidCap Index Fund	79,842,514	38,028,482	(8,125,754)	29,902,728
S&P SmallCap Index Fund	43,685,794	19,230,830	(6,485,896)	12,744,934
Shelton Equity Income Fund	383,666,696	21,933,128	(43,811,243)	(21,878,115)
Nasdaq-100 Index Fund	526,188,950	537,083,160	(33,907,055)	503,176,105
Shelton Green Alpha Fund	244,096,070	65,177,918	(41,817,079)	23,360,839

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2022, the amounts reclassified were due to Return of Capital (“ROC”) distributions paid and rounding differences, were reported as follows:

	Increase/ (Decrease) Distributable Earnings	Increase/ (Decrease) Paid-In Capital
Green California Tax-Free Income Fund	$2,795	$(2,795)
U.S. Government Securities Fund	—	—
The United States Treasury Trust	—	—
S&P 500 Index Fund	1	(1)
S&P MidCap Index Fund	1	(1)
S&P SmallCap Index Fund	2	(2)
Equity Income Fund	—	—
Nasdaq-100 Index Fund	—	—
Green Alpha Fund	(10)	10

Shelton FundsNotes to Financial StatementsAugust 31, 2022

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2022 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$(95,703)	$—	$—	$—	$(400,087)	$(5,431)	$(501,221)
U.S. Government Securities Fund	(19,673)	—	3,411	—	(796,510)	(96,418)	(909,190)
The United States Treasury Trust	—	—	61	—	—	(1,658)	(1,597)
S&P 500 Index Fund	—	—	49,555	7,044,373	138,374,325	—	145,468,253
S&P MidCap Index Fund	—	—	—	7,800,374	29,902,728	—	37,703,102
S&P SmallCap Index Fund	—	—	—	4,522,248	12,744,934	—	17,267,182
Equity Income Fund	—	—	1,810,990	5,144,595	(21,878,116)	(1,682,677)	(16,605,208)
Nasdaq-100 Index Fund	—	—	1,479,917	19,083,476	503,176,105	—	523,739,498
Green Alpha Fund	—	—	—	—	23,360,839	(16,984,019)	6,376,820

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, straddle deferrals, and certain other investments. The other accumulated gains/losses are mainly attributable to capital loss carry forwards, straddle loss deferrals, and post-October year loss deferrals.

During the current year, the Green Alpha Fund deferred $7,781,520 of short-term and $9,202,499 of long-term post-October capital losses, which will be recognized on the first day of the following fiscal year.

Capital Losses: Capital loss carry forwards, as of August 31, 2022, available to offset future capital gains, if any, are as follows:

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	United States Treasury Trust Fund
Long Term with No Expiration	$(4,714)	$(45,818)	$—
Short Term with No Expiration	(717)	(50,600)	(1,658)
Total	$(5,431)	$(96,418)	$(1,658)
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending August 31, 2022.	$159,070	—	22

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2022 and 2021 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution	Long-Term Capital Gains(a)	Exempt-Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2022	$—	$2,795	$—	$1,013,793	$1,016,588
	2021	—	—	—	1,113,278	1,113,278
U.S. Government Securities Fund	2022	218,691	—	—	—	218,691
	2021	221,988	—	—	—	221,988
The United States Treasury Trust	2022	67,022	—	—	—	67,022
	2021	—	—	—	—	—
S&P 500 Index Fund	2022	2,985,889	—	10,734,967	—	13,720,856
	2021	3,842,509	—	12,667,378	—	16,509,887
S&P MidCap Index Fund	2022	3,779,609	—	8,613,582	—	12,393,191
	2021	1,575,207	—	7,730,800	—	9,306,007
S&P SmallCap Index Fund	2022	1,180,650	—	4,979,797	—	6,160,447
	2021	728,736	—	1,770,410	—	2,499,146
Shelton Equity Income Fund	2022	25,339,784	—	5,581,038	—	30,920,822
	2021	17,038,360	—	20,962,099	—	38,000,459
Nasdaq-100 Index Fund	2022	5,025,546	—	28,568,331	—	33,593,877
	2021	8,707,486	—	3,588,234	—	12,295,720
Green Alpha Fund	2022	4,073,523	—	11,092,775	—	15,166,298
	2021	—	—	1,627,679	—	1,627,679

(a) The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the Year ended August 31, 2022.

Shelton FundsNotes to Financial StatementsAugust 31, 2022

Note 6 - SECURITIES LENDING

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00.The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is included in each Fund’s Statement of Operations as a securities lending credit.

As of August 31, 2022, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
S&P 500 Index Fund	$10,486,181	$10,826,242
S&P MidCap Index Fund	501,606	528,218
S&P SmallCap Index Fund	624,846	659,361
Nasdaq-100 Index Fund	30,523,401	31,281,598

*The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, with an overnight and continuous maturity as shown on the Portfolios of Investments.

Note 7 - SUBSEQUENT EVENTS

Effective as of the open of business on October 10, 2022, Green Alpha Advisors, LLC ceased serving as sub-adviser to the Shelton Green Alpha Fund. Shelton Capital Management remains the Fund’s investment adviser.

Also effective as of October 10, 2022, the Shelton Green Alpha Fund’s investment advisory fee was reduced to an annual rate of 0.75% of the average daily net assets of the Fund.

Additional Information

Fund Holdings

The Fund holdings shown in this report are as of August 31, 2022. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The information filed in the Form N-PORT also may be obtained by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2022 is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

About this Report

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Fund’s website at www.sheltoncap.com. Please read the prospectus carefully before you invest, as it explains the risks, fees and expenses of investing in the Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Shelton Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund (the “Funds”), each a series of Shelton Funds, as of August 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of August 31, 2022, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended August 31, 2020, and prior, were audited by other auditors whose report dated October 30, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 28, 2022

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chairman of the Board, Trustee, President	Since August 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s nine Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	General Counsel and Chief Compliance Officer, Shelton Capital Management, 2017 to present.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Board Considerations Regarding Approval of Investment Advisory Agreements (Unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the Shelton Funds (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

•the Investment Advisory Agreement dated January 1, 2007, as amended, between the Shelton Funds, on behalf of the funds listed below, and CCM Partners d/b/a Shelton Capital Management (“SCM”) (the “Shelton Advisory Agreement (Non-Green Alpha)”);

•Green California Tax Free Income Fund;

•Nasdaq-100 Index Fund;

•S&P 500 Index Fund;

•S&P MidCap Index Fund;

•S&P SmallCap Index Fund;

•Shelton Equity Income Fund;

•U.S. Government Securities Fund; and

•The United States Treasury Trust.

•the Investment Advisory Agreement, effective as of March 8, 2013, between Shelton Funds, on behalf of the Shelton Green Alpha Fund, and SCM (the “Green Alpha Advisory Agreement”); and

•the Discretionary Sub-Advisory Agreement effective as of March 8, 2013, between Green Alpha Advisors, LLC (“Green Alpha”) and SCM (the “Green Alpha Sub-Advisory Agreement”).

At a meeting held on March 3-4, 2022, the Board, including a majority of the Independent Trustees, considered and approved the continuation of each Advisory and Sub-advisory Agreement for the maximum period allowed under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from SCM, Green Alpha, and third-party sources. This information, together with other information provided by SCM and Green Alpha, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM and Green Alpha, including reports on each applicable Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM and Green Alpha to the applicable Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital and Green Alpha, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each applicable Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the Shelton Advisory Agreement (Non-Green Alpha), the Green Alpha Advisory Agreement, and the Green Alpha Sub-Advisory Agreement (collectively, the “Shelton Funds Advisory Agreements”) with SCM and Green Alpha representatives, and in a private session with independent legal counsel at which representatives of SCM and Green Alpha were not present. In deciding to approve the renewal of the Shelton Funds Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and determined that SCM was adequately managing matters related to the Funds.

Green Alpha, its personnel and its resources. The Board considered the depth and quality of Green Alpha’s investment management process; the experience, capability and integrity of its management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered the operations and compliance environment at Green Alpha. The Board determined that Green Alpha was adequately managing matters related to the Green Alpha Fund.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: SCM’s and Green Alpha’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs; each of their efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the applicable Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM and Green Alpha had the quality and depth of personnel and investment methods necessary to performing its duties under the applicable Shelton Funds Advisory Agreements, and that the nature, extent and overall quality of such services provided by SCM and Green Alpha, respectively, were satisfactory and reliable.

Board Considerations Regarding Approval of Investment Advisory Agreements (Continued)

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and against its benchmark indices. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. In assessing performance of the Nasdaq-100 Index Fund, SmallCap Index Fund, S&P 500 Index Fund, and MidCap Index Fund, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size, and similar factors. The Trustees also considered supplemental peer category performance information provided by the Adviser. Among the factors considered in this regard, were the following for the periods ended December 31, 2021:

•For the Green California Tax-Free Income Fund, it was noted that the Fund was in the second to lowest performing quartile relative to its peer category over the 10-year period and the lowest performing quartile over the 1-year, 3-year, 5-year periods.

•For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the highest performing quartile relative to its peer category over the 1-year, 3-year, 5-year and 10-year periods.

•For the S&P 500 Index Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 1-year, 3-year, 5-year, and 10-year periods.

•For the S&P MidCap Index Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 3-year and 10-year periods, and the second lowest performing quartile for the 1-year and 5-year periods.

•For the S&P SmallCap Index Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 10-year period, in the second highest performing quartile over the 1-year and 5-year periods, and in the second lowest performing quartile over the 3-year period.

•For the Shelton Green Alpha Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 3-year and 5-year periods and in the lowest performing quartile over the 1-year period.

•For the Shelton Equity Income Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 1-year, 3-year, 5-year, and 10-year periods.

•For The United States Treasury Trust, it was noted that the Fund’s absolute performance, while small, was positive during the one-year periods ended December 31, 2017, 2018, 2019, and 2020, and 0.00% for the one-year period ended December 31, 2021.

•For the U.S. Government Securities Fund, it was noted that the performance of the Fund relative to its peer category was in the lowest performing quartile over the 1-year, 3-year, 5-year, and 10-year periods.

The Board received an explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s and Green Alpha’s performance records in managing the applicable Fund was satisfactory, and in some cases excellent, supporting the determination that SCM’s and Green Alpha’s continued management under the applicable Shelton Funds Advisory Agreement would be consistent with the best interests of each applicable Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements on certain Funds.

The Board noted that except for the U.S. Government Securities Fund, the Green California Tax-Free Income Fund, the Shelton Green Alpha Fund and The United States Treasury Trust which were higher than their respective peer category medians, the maximum management fee charged to each Fund was generally lower than the Funds’ respective peer category medians.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were generally higher than the category median for other comparable funds, with the exception of the Direct share class of the Equity Income Fund, the NASDAQ-100 Fund, the Small Cap Index Fund, the S&P 500 Index Fund and the MidCap Index Fund, which were below their respective category medians for comparable funds.

Comparable Accounts

The Board noted certain information provided by SCM and Green Alpha regarding fees charged to other clients utilizing a strategy similar to that employed by an applicable Fund. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to SCM’s and Green Alpha’s other clients employing a comparable strategy to each applicable Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s and Green Alpha’s costs of providing services to the applicable Funds. The Board also reviewed the resulting level of profits to SCM and Green Alpha, respectively, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from SCM and Green Alpha.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s and Green Alpha’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the applicable Funds require. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by SCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that currently, SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations and may extent those limits in the future.

The Board also considered that SCM and Green Alpha does not receive material indirect benefits from managing the applicable Funds. For example, Green Alpha does not currently employ a “soft dollar” program. With respect to SCM, the Board considered the Adviser’s statements regarding the implementation of a soft dollar program in 2021 with respect to certain Funds, but determined that material indirect benefits were not accruing to SCM at this time.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each applicable Fund’s cost structure and level of profits for SCM and Green Alpha, respectively, were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to a Fund, were not material.

Board Considerations Regarding Approval of Investment Advisory Agreements (Continued)

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of each Shelton Funds Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to each Shelton Funds Advisory Agreement, the Board had received sufficient information to renew and approve the applicable Shelton Funds Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each Shelton Funds Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM and Green Alpha by the Funds, as applicable, and that the renewal of each Shelton Funds Advisory Agreement and was in the best interests of each Fund and its shareholders.

(b) Not Applicable.

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The audit committee has determined that no single independent trustee meets the criteria of “audit committee financial expert”, but the collective skills of the committee are sufficient.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)          Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $122,000 for the fiscal year ended August 31, 2022 and $122,000 for the fiscal year ended August 31, 2021.

(b)          Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of Item 4.

(c)          Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $27,000 for the fiscal year ended August 31, 2022 and $27,000 for the fiscal year ended August 31, 2021.

(d)          All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)      The Registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors; and

(iii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant ’s investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant ’s investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant.

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	Not applicable.

(g)	The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended August 31, 2022 and $0 for the fiscal year ended August 31, 2021.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Code of Ethics is filed as Exhibit 13(a)(1) to this Form N-CSR.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: November 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: November 7, 2022

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: November 7, 2022